Short-Term Investment-Grade Portfolio
Schedule of Investments (unaudited)
As of March 31, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (8.3%)
U.S. Government Securities (7.9%)
	U.S. Treasury Note/Bond	0.125%	6/30/22	10,000	10,002
	U.S. Treasury Note/Bond	0.125%	9/30/22	25,000	24,996
[1]	U.S. Treasury Note/Bond	1.375%	2/15/23	10,000	10,228
	U.S. Treasury Note/Bond	0.250%	6/15/23	25,000	25,027
	U.S. Treasury Note/Bond	0.250%	11/15/23	29,000	28,982
	U.S. Treasury Note/Bond	0.500%	3/31/25	8,000	7,947
[2]	U.S. Treasury Note/Bond	0.375%	12/31/25	50,000	48,828
[1]	U.S. Treasury Note/Bond	1.125%	2/28/27	5,000	4,986
	U.S. Treasury Note/Bond	0.625%	3/31/27	8,000	7,735
[3]	U.S. Treasury Note/Bond	1.500%	2/15/30	7,000	6,916
[1]	U.S. Treasury Note/Bond	2.375%	11/15/49	500	497
					176,144
Nonconventional Mortgage-Backed Securities (0.4%)
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.071%	2/1/37	7	7
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.286%	9/1/32	3	4
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.760%	2.770%	8/1/37	6	6
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	2.410%	8/1/33	16	17
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	2.535%	8/1/33	12	12
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.800%	2.706%	7/1/33	58	60
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.960%	2.710%	5/1/33	2	2
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.000%	2.125%	12/1/32	4	4
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.125%	2.705%	6/1/33	17	17
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.185%	2.560%	7/1/32	1	1
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.210%	3.364%	5/1/33	24	26
[4,5]	Fannie Mae REMICS	1.750%	11/25/32	548	559
[4,5]	Fannie Mae REMICS	2.100%	4/25/43	242	244
[4,5]	Fannie Mae REMICS	2.250%	7/25/43–6/25/44	327	330
[4,5]	Fannie Mae REMICS	2.500%	6/25/40–1/25/50	807	822
[4,5]	Fannie Mae REMICS	3.000%	9/25/49	453	468
[4,5]	Fannie Mae REMICS	3.500%	12/25/45	443	473
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.537%	8/1/37	23	24

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.893%	2.393%	9/1/32	15	15
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	2.336%	2/1/33	2	2
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	2.461%	10/1/32	4	5
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	2.586%	8/1/33	10	11
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.254%	2.379%	9/1/32	1	1
[4,5]	Freddie Mac REMICS	2.000%	7/15/42	459	472
[4,5]	Freddie Mac REMICS	2.250%	4/15/43–6/15/44	675	686
[4,5]	Freddie Mac REMICS	2.500%	10/25/48–12/25/49	1,318	1,345
[4,5]	Freddie Mac REMICS	2.750%	10/25/49	204	211
[4,5]	Freddie Mac REMICS	3.000%	10/15/45–7/25/49	1,475	1,523
[4,5]	Freddie Mac REMICS	3.500%	5/15/40–12/25/49	458	477
[4,5]	Freddie Mac REMICS	6.500%	5/15/24	279	294
[4]	Ginnie Mae	2.500%	9/20/49	408	417
[4]	Ginnie Mae	2.750%	9/20/45–5/20/46	1,171	1,188
[4]	Ginnie Mae	3.000%	3/20/41–12/20/47	262	270
					9,993
Total U.S. Government and Agency Obligations (Cost $188,261)					186,137
Asset-Backed/Commercial Mortgage-Backed Securities (9.3%)
[4]	Ally Auto Receivables Trust Class A4 Series 2019-1	3.020%	4/15/24	240	249
[4]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	250	257
[4,7]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	267	285
[4,7]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	172	187
[4,7]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	80	85
[4,7]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	100	108
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	250	255
[4]	Americredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	700	739
[4]	Americredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	560	593
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	270	278
[4,7]	AOA Mortgage Trust Class A Series 2015-1177	2.957%	12/13/29	280	280
[4,7]	ARL Second LLC Class A1 Series 2014-1A	2.920%	6/15/44	192	190
[4,6,7]	Aventura Mall Trust Class A Series 2018-AVM	4.112%	7/5/40	240	265
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-1A	3.070%	9/20/23	180	186
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-1A	3.450%	3/20/23	590	603
[4]	BAMLL Commercial Mortgage Securities Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	110	121
[4,7]	BAMLL Commercial Mortgage Securities Trust Class AMP Series 2019-BPR	3.287%	11/5/32	410	403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Banc of America Commercial Mortgage Trust Class A3 Series 2015-UBS7	3.441%	9/15/48	294	314
[4,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.359%	9/15/48	40	35
[4,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	3.223%	9/20/46	123	100
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	150	165
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	30	32
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	360	394
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	270	295
[4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	80	87
[4]	BANK Class ASB Series 2018-BN14	4.185%	9/15/60	485	545
[4]	BANK Class ASB Series 2019-BN17	3.623%	4/15/52	164	181
[4,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.466%	5/25/47	148	130
[4,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	2.953%	10/25/36	171	164
[4]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	430	443
[4,6]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	160	175
[4]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	177	195
[4,6]	Brazos Higher Education Authority Inc. Class A16 Series 2005-3, 3M USD LIBOR + 0.200%	0.401%	6/25/26	19	19
[4,6]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	0.988%	2/25/30	237	238
[4,7]	Canadian Pacer Auto Receivables Trust Class A3 Series 2018-2A	3.270%	12/19/22	78	79
[4,7]	Canadian Pacer Auto Receivables Trust Class A3 Series 2020-1A	1.830%	7/19/24	930	944
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2018-1A	3.220%	9/19/22	160	161
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2018-2A	3.440%	8/21/23	80	82
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	140	145
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2020-1A	1.890%	3/19/25	200	203
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	987	1,000
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-2	1.920%	5/15/24	1,530	1,551
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2020-1	1.600%	11/15/24	3,230	3,277
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	390	404
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	790	809
[4]	Carmax Auto Owner Trust Class A3 Series 2019-3	2.180%	8/15/24	1,500	1,531
[4]	Carmax Auto Owner Trust Class A3 Series 2019-4	2.020%	11/15/24	1,650	1,685
[4]	CarMax Auto Owner Trust Class A4 Series 2018-3	3.270%	3/15/24	190	197
[4]	CarMax Auto Owner Trust Class A4 Series 2018-4	3.480%	2/15/24	240	252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CarMax Auto Owner Trust Class A4 Series 2019-3	2.300%	4/15/25	270	281
[4]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	440	456
[4]	Carmax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	380	394
[4]	CarMax Auto Owner Trust Class B Series 2017-4	2.460%	8/15/23	130	132
[4]	CarMax Auto Owner Trust Class B Series 2018-2	3.370%	10/16/23	140	145
[4]	CarMax Auto Owner Trust Class B Series 2018-4	3.670%	5/15/24	210	221
[4]	CarMax Auto Owner Trust Class B Series 2019-3	2.500%	4/15/25	350	365
[4]	CarMax Auto Owner Trust Class B Series 2020-3	1.090%	3/16/26	260	262
[4]	CarMax Auto Owner Trust Class C Series 2017-4	2.700%	10/16/23	130	132
[4]	CarMax Auto Owner Trust Class C Series 2018-1	2.950%	11/15/23	220	225
[4]	CarMax Auto Owner Trust Class C Series 2018-2	3.570%	12/15/23	200	207
[4]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	140	147
[4]	CarMax Auto Owner Trust Class C Series 2019-4	2.600%	9/15/25	140	146
[4]	CarMax Auto Owner Trust Class C Series 2020-3	1.690%	4/15/26	160	163
[4]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	210	212
[4]	CarMax Auto Owner Trust Class D Series 2018-2	3.990%	4/15/25	210	218
[4]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	200	211
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	95	100
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	110	121
[4,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	180	197
[4]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	165	180
[4,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	40	38
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	102	110
[4,6,7]	CFCRE Commercial Mortgage Trust Class AJ Series 2011-C2	5.758%	12/15/47	390	395
[4,7]	Chesapeake Funding II LLC Class A1 Series 2018-1A	3.040%	4/15/30	239	241
[4,7]	Chesapeake Funding II LLC Class A1 Series 2018-1A	2.940%	4/15/31	675	684
[4,6]	CHL Mortgag Class 3A1 Series 2007-HYB2 Pass-Through Trust	2.837%	2/25/47	113	91
[4,6]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	2.581%	3/20/36	100	86
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC23	3.356%	7/10/47	311	331
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC25	3.372%	10/10/47	1,400	1,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	60	64
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	156	162
[4,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	90	97
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	550	594
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC21	3.575%	5/10/47	79	83
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	570	615
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	1,251	1,351
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	435	476
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	185	202
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	220	240
[4,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	10	11
[4]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	1,208	1,312
[4]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	770	821
[4]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	310	334
[4,6]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	130	140
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	240	258
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.431%	7/10/47	153	165
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.574%	9/10/58	100	98
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.267%	9/15/50	40	41
[4,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	3.394%	7/25/37	68	63
[4,6,7]	COMM 2013-CCRE9 Mortgage Trust Class AM Series 2013-CR9	4.243%	7/10/45	250	262
[4,6,7]	COMM Mortgage Trust Class A Series 2014-277P	3.611%	8/10/49	980	1,049
[4]	COMM Mortgage Trust Class A2 Series 2014-CR15	2.928%	2/10/47	89	89
[4]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	262	270
[4]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	270	289
[4]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	171	181
[4]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	50	54
[4]	COMM Mortgage Trust Class A3 Series 2014-CR20	3.326%	11/10/47	607	646
[4]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	70	72
[4]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	1,047	1,130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	1,006	1,082
[4,6]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	576	625
[4]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	38	40
[4,6]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.219%	7/10/45	330	353
[4]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	80	83
[4,6]	COMM Mortgage Trust Class A4 Series 2014-CR14	4.236%	2/10/47	470	510
[4,6]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	500	542
[4]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	39	42
[4]	COMM Mortgage Trust Class A4 Series 2014-CR18	3.550%	7/15/47	213	227
[4]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	131	144
[4]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	753	824
[4]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	405	443
[4]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	245	263
[4,6]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	1,205	1,272
[4]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	315	339
[4]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	1,141	1,241
[4]	COMM Mortgage Trust Class A5 Series 2014-CR18	3.828%	7/15/47	781	847
[4]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	479	520
[4]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	825	889
[4]	COMM Mortgage Trust Class A5 Series 2015-CR24	3.696%	8/10/48	252	276
[4]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	100	102
[4,7]	COMM Mortgage Trust Class AM Series 2012-CR3	3.416%	10/15/45	260	264
[4]	COMM Mortgage Trust Class AM Series 2012-CR4	3.251%	10/15/45	40	40
[4,7]	COMM Mortgage Trust Class AM Series 2013-CR6	3.147%	3/10/46	250	259
[4,6,7]	COMM Mortgage Trust Class AM Series 2013-LC13	4.557%	8/10/46	435	468
[4,6]	COMM Mortgage Trust Class AM Series 2014-CR15	4.426%	2/10/47	250	271
[4]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	650	699
[4,7]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	70	71
[4,6,7]	COMM Mortgage Trust Class C Series 2013-CR9	4.243%	7/10/45	280	247
[4,6]	COMM Mortgage Trust Class C Series 2015-CR27	4.453%	10/10/48	825	893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6,7]	Connecticut Avenue Securities Trust Class 2M1 Series 2020-R07, 1M USD LIBOR + 0.750%	0.859%	1/25/40	508	508
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	140	151
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	981	1,077
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	983	1,068
[4,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.376%	8/15/48	240	213
[4]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	1,010	1,160
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	130	141
[4,7]	DLL LLC Class A4 Series 2019-MT3	2.150%	9/21/26	200	205
[4]	Drive Auto Receivables Trust Class C Series 2018-3	3.720%	9/16/24	46	46
[4]	Drive Auto Receivables Trust Class C Series 2018-5	3.990%	1/15/25	646	656
[4]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	190	195
[4]	Drive Auto Receivables Trust Class D Series 2017-1	3.840%	3/15/23	15	15
[4]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	530	544
[4]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	660	692
[4]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	500	523
[4]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	180	186
[4]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	180	186
[4]	Drive Auto Receivables Trust Class D Series 2020-2	3.050%	5/15/28	200	210
[4,6,7]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	0.909%	10/25/56	273	275
[4,6,7]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	181	188
[4,7]	ELFI Graduate Loan Program LLC Class A2 Series 2018-A	3.430%	8/25/42	270	279
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2020-1	1.780%	12/22/25	582	590
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2021-1	0.440%	12/21/26	230	230
[4,7]	Fair Square Issuance Trust Class A Series 2020-AA	2.900%	9/20/24	440	445
[4,6]	First Horizon Mortgage Class 1A1 Series 2006-AR3 Pass-Through Trust	2.537%	11/25/36	64	51
[4,6]	First Horizon Mortgage Class 1A1 Series 2006-AR4 Pass-Through Trust	2.877%	1/25/37	117	87
[4,7]	FirstKey Homes Trust Class A Series FKH 2020-SFR2	1.266%	10/19/37	399	394
[4]	Ford Credit Auto Lease Trust Class B Series 2020-B	1.000%	11/15/23	490	494
[4]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	210	210
[4,7]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	2,230	2,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	650	693
[4,7]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	640	663
[4]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	900	939
[4,7]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	510	551
[4,7]	Ford Credit Auto Owner Trust Class B Series 2018-2	3.610%	1/15/30	530	566
[4,7]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	630	656
[4,7]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	210	211
[4]	Ford Credit Auto Owner Trust Class B Series 2020-B	1.190%	1/15/26	500	507
[4,7]	Ford Credit Auto Owner Trust Class C Series 2017-2	2.750%	3/15/29	370	381
[4,7]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	140	149
[4]	Ford Credit Auto Owner Trust Class C Series 2019-A	3.250%	9/15/25	370	389
[4,7]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	230	240
[4]	Ford Credit Auto Owner Trust Class C Series 2020-B	2.040%	12/15/26	300	311
[4]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	170	169
[4]	Ford Credit Floorplan Master Owner Trust A Class A1 Series 2019-3	2.230%	9/15/24	520	534
[4]	Ford Credit Floorplan Master Owner Trust A Class B Series 2020-1	0.980%	9/15/25	340	342
[4]	Ford Credit Floorplan Master Owner Trust A Class D Series 2020-1	2.120%	9/15/25	190	195
[4]	Ford Credit Floorplan Master Owner Trust Class A Series 2019-4	2.440%	9/15/26	1,200	1,265
[4,5,6,7]	Freddie Mac STACR REMIC Trust Class M1 Series 2020-DNA2, 1M USD LIBOR + 0.750%	0.859%	2/25/50	1,324	1,325
[4]	GM Financial Automobile Leasing Trust Class B Series 2020-1	1.840%	12/20/23	460	468
[4]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	150	155
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-1	2.280%	6/20/24	210	214
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	210	219
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-4	3.320%	6/17/24	250	260
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2019-4	1.760%	1/16/25	170	175
[4,7]	GM Financial Consumer Automobile Receivables Trust Class B Series 2017-3A	2.330%	3/16/23	70	70
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	200	200
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-4	0.730%	3/16/26	240	238

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	100	102
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	90	90
[4]	GM Financial Consumer Automobile Receivables Trust Class D Series 2020-3	1.910%	9/16/27	100	102
[4]	GM Financial Securitized Term Class B Series 2021-1	0.750%	5/17/27	100	99
[4]	GM Financial Securitized Term Class C Series 2021-1	1.040%	5/17/27	70	70
[4,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.042%	11/19/35	19	17
[4,7]	GMF Floorplan Owner Revolving Trust Class A Series 2019-1	2.700%	4/15/24	410	420
[4,7]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	1,590	1,595
[4,7]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	140	141
[4,7]	GMF Floorplan Owner Revolving Trust Class B Series 2020-2	0.960%	10/15/25	280	281
[4,7]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	110	111
[4,7]	GMF Floorplan Owner Revolving Trust Class C Series 2020-2	1.310%	10/15/25	200	202
[4,7]	Golden Credit Card Trust Class A Series 2018-4A	3.440%	8/15/25	770	823
[4,6,7]	Gosforth Funding plc, Class A1 Series 2018-1A, 3M USD LIBOR + 0.450%	0.638%	8/25/60	175	175
[4,7]	GreatAmerica Leasing Receivables Funding LLC Class A4 Series 2019-1	3.210%	2/18/25	210	218
[4,7]	GS Mortgage Securities Corp. II Class A Series 2012-BWTR	2.954%	11/5/34	860	869
[4,6]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	130	147
[4,7]	GS Mortgage Securities Corp. Trust Class A Series 2012-ALOHA	3.551%	4/10/34	790	801
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	75	82
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	306	319
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GCJ14	3.955%	8/10/46	705	735
[4]	GS Mortgage Securities Trust Class A4 Series 2014-GC26	3.364%	11/10/47	495	527
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC28	3.136%	2/10/48	910	961
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	300	324
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	99	109
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	588	639
[4]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	530	560
[4,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	10	11
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	200	223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	110	117
[4,6]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.051%	7/10/46	543	584
[4]	GS Mortgage Securities Trust Class A5 Series 2013-GC14	4.243%	8/10/46	1,015	1,090
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC20	3.998%	4/10/47	1,000	1,077
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	807	874
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	330	356
[4]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	677	727
[4,7]	GS Mortgage Securities Trust Class AS Series 2012-GC6	4.948%	1/10/45	25	25
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	20	21
[4,6]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	380	410
[4,6]	GS Mortgage Securities Trust Class B Series 2013-GCJ12	3.777%	6/10/46	100	103
[4,6]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.511%	9/10/47	270	281
[4,6,7]	GS Mortgage Securities Trust Class C Series 2011-GC3	5.397%	3/10/44	70	70
[4,6,7]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.084%	7/10/46	140	137
[4,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.532%	9/10/47	410	341
[4,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.648%	10/10/48	310	303
[4,7]	Harley Marine Financing LLC Class A2 Series 2018-1A	5.682%	5/15/43	446	413
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2019-A	2.340%	2/15/24	170	172
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2020-A	1.870%	10/15/24	760	772
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2019-A	2.390%	11/15/26	270	278
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2019-A	1.930%	4/15/27	240	247
[4,7]	Hertz Fleet Lease Funding LP Class A2 Series 2018-1	3.230%	5/10/32	326	327
[4,7]	Hertz Vehicle Financing II LP Class A Series 2015-3A	2.670%	9/25/21	29	29
[4,7]	Hertz Vehicle Financing II LP Class A Series 2016-2A	2.950%	3/25/22	56	56
[4,7]	Hilton USA Trust Class A Series 2016-HHV	3.719%	11/5/38	80	86
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2018-3	3.070%	11/21/24	210	214
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2018-4	3.300%	7/15/25	200	206
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2019-1	2.900%	6/18/24	230	237
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2019-3	1.850%	8/15/25	190	195
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2020-1	1.630%	10/21/26	720	738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Houston Galleria Mall Trust Class A1A2 Series 2015-HGLR	3.087%	3/5/37	3,030	3,062
[4,7]	HPEFS Equipment Trust Class A3 Series 2019-1A	2.210%	9/20/29	100	101
[4,7]	HPEFS Equipment Trust Class A3 Series 2020-1A	1.760%	2/20/30	600	607
[4,7]	HPEFS Equipment Trust Class B Series 2019-1A	2.320%	9/20/29	180	182
[4,7]	HPEFS Equipment Trust Class B Series 2020-1A	1.890%	2/20/30	300	305
[4,7]	HPEFS Equipment Trust Class C Series 2019-1A	2.490%	9/20/29	100	102
[4,7]	HPEFS Equipment Trust Class D Series 2019-1A	2.720%	9/20/29	100	102
[4,7]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	500	456
[4]	Hyundai Auto Receivables Trust Class A3 Series 2019-B	1.940%	2/15/24	350	355
[4]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	410	423
[4]	Hyundai Auto Receivables Trust Class B Series 2019-A	2.940%	5/15/25	190	199
[4]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	120	125
[4]	Hyundai Auto Receivables Trust Class B Series 2020-B	0.940%	12/15/25	130	131
[4]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	280	278
[4]	Hyundai Auto Receivables Trust Class C Series 2020-B	1.600%	12/15/26	160	163
[4]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	250	248
[4,6,7]	Invitation Homes Trust Class A Series 2017-SFR2, 1M USD LIBOR + 0.850%	0.958%	12/17/36	654	654
[4,6,7]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	0.808%	3/17/37	959	959
[4,6,7]	Invitation Homes Trust Class B Series 2017-SFR2, 1M USD LIBOR + 1.150%	1.258%	12/17/36	250	250
[4,6,7]	Invitation Homes Trust Class B Series 2018-SFR1, 1M USD LIBOR + 0.950%	1.058%	3/17/37	260	260
[4,7]	Jackson Park Trust Class A Series 2019-LIC	2.766%	10/14/39	230	235
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2010-C2	4.070%	11/15/43	18	18
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C6	3.507%	5/15/45	277	284
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	60	64
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2011-C3	4.717%	2/15/46	21	21
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	323	344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	410	442
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2012-LC9	2.840%	12/15/47	755	776
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	402	419
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/49	1,164	1,230
[4,6,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2011-C5	5.425%	8/15/46	100	101
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2012-CBX	4.271%	6/15/45	650	672
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C16	4.517%	12/15/46	400	425
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	4.958%	12/15/46	550	577
[4,6,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2010-C2	5.722%	11/15/43	150	150
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.078%	1/15/46	70	73
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.023%	12/15/46	270	278
[4,6,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.722%	11/15/43	170	133
[4,6,7]	JP Morgan Commercial Mortgage-Backed Securities Trust Class A4B Series 2011-RR1	4.717%	3/16/46	14	14
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C26	3.231%	1/15/48	553	586
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	590	645
[4,6]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	300	316
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	497	539
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	70	76
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	1,030	1,113
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	354	378
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C30	3.551%	7/15/48	580	621

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	513	565
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	439	463
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	800	862
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	750	811
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	1,204	1,301
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	270	293
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.044%	7/15/45	180	190
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	300	318
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	385	425
[4,6]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.806%	2/15/47	300	317
[4,6]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.806%	2/15/47	150	146
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	250	269
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	200	220
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	75	82
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	75	82
[4]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	220	237
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	10	11
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	160	174
[4,6,7]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	280	286
[4,7]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	221	226
[4,7]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	347	358
[4,6]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	2.113%	4/25/34	5	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2019-1	2.040%	1/15/26	590	608
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	2.874%	7/25/33	6	6
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, 6M USD LIBOR + 1.500%	1.701%	2/25/33	12	11
[4,7]	MMAF Equipment Finance LLC Class A4 Series 2018-A	3.390%	1/10/25	200	207
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2015-AA	2.490%	2/19/36	217	219
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	110	118
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	220	235
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2013-C11	3.960%	8/15/46	259	272
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2014-C15	3.773%	4/15/47	668	713
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C23	3.451%	7/15/50	233	251
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C24	3.479%	5/15/48	420	450
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C6	2.858%	11/15/45	112	115
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C10	4.082%	7/15/46	683	721
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.153%	8/15/46	580	622
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	80	86
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	200	216
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	130	134
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	595	623
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C15	4.051%	4/15/47	315	341
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C18	3.923%	10/15/47	490	533
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C19	3.526%	12/15/47	440	476
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	780	838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	822	899
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C29	3.325%	5/15/49	779	843
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C32	3.720%	12/15/49	2,004	2,211
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	75	82
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	450	486
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	504	544
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C17	3.741%	8/15/47	320	346
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	1,455	1,591
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	60	62
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	450	482
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	230	247
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	160	171
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.343%	6/15/47	660	674
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.082%	7/15/46	70	60
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	4.901%	4/15/47	50	52
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.776%	6/15/47	300	295
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.748%	5/15/49	40	42
[4]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	195	213
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	140	153
[4,7]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	675	726
[4,7]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	671	711
[4,7]	Morgan Stanley Capital I Trust Class A2 Series 2012-STAR	3.201%	8/5/34	411	416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Capital I Trust Class A4 Series 2012-C4	3.244%	3/15/45	379	384
[4]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	916	1,008
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	400	428
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	654	692
[4]	Morgan Stanley Capital I Trust Class AS Series 2012-C4	3.773%	3/15/45	60	61
[4,6]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.583%	12/15/48	150	142
[4,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	2.077%	6/25/36	53	50
[4,7]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	785	755
[4,7]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	267	275
[4,7]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	425	445
[4,7]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	1,182	1,262
[4,6,7]	Navient Student Loan Trust Class A2 Series 2016-2A, 1M USD LIBOR + 1.050%	1.159%	6/25/65	18	18
[4,6,7]	Navient Student Loan Trust Class A2 Series 2016-6A, 1M USD LIBOR + 0.750%	0.859%	3/25/66	469	471
[4,7]	Navient Student Loan Trust Class A2 Series 2018-EA	3.390%	12/15/59	556	586
[4,7]	Navient Student Loan Trust Class A2 Series 2018-EA	4.000%	12/15/59	1,265	1,304
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-B	3.160%	12/16/24	340	351
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	9/15/25	280	293
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-B	2.540%	12/15/25	610	636
[4,7]	One Bryant Park Trust Class A Series 2019-OBP	2.516%	9/15/54	230	233
[4,7]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	200	184
[4,6,7]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	0.986%	1/16/60	246	247
[4,6,7]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.111%	6/20/60	110	110
[4,6,7]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	1.058%	8/18/60	92	92
[4,7]	PFS Financing Corp. Class A Series 2020-A	1.270%	6/15/25	220	223
[4,6,7]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	1.068%	11/25/65	323	325
[4,6,7]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.953%	12/5/59	317	317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6,7]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	0.956%	4/10/50	52	52
[4,6,7]	RESIMAC Premier Class A1 Series 2018-1A, 1M USD LIBOR + 0.800%	0.906%	11/10/49	248	248
[4,6]	RFMSI Series Trust Class 2A1 Series 2006-SA3	4.534%	9/25/36	54	43
[4,6]	RFMSI Trust Class 2A1 Series 2006-SA2	4.652%	8/25/36	166	148
[4]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	630	638
[4]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	400	403
[4]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	440	439
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	1,390	1,433
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	780	811
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	1,250	1,289
[4]	Santander Drive Auto Receivables Trust Class D Series 2020-2	2.220%	9/15/26	880	905
[4]	Santander Drive Auto Receivables Trust Class D Series 2021-1	1.130%	11/16/26	550	546
[4,7]	Santander Retail Auto Lease Trust Class A3 Series 2020-A	1.740%	7/20/23	1,370	1,395
[4,7]	Santander Retail Auto Lease Trust Class A4 Series 2020-A	1.760%	3/20/24	340	348
[4,7]	Santander Retail Auto Lease Trust Class C Series 2020-B	1.180%	12/20/24	310	310
[4,7]	Santander Retail Auto Lease Trust Class D Series 2020-A	2.520%	11/20/24	470	484
[4,7]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	600	611
[4,7]	Securitized Term Auto Receivables Trust Class A4 Series 2018-1A	3.298%	11/25/22	147	149
[4,7]	Securitized Term Auto Receivables Trust Class A4 Series 2018-2A	3.544%	6/26/23	230	234
[4,7]	SLM Private Education Loan Trust Class B Series 2014-A	3.500%	11/15/44	100	101
[4,7]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	149	153
[4,7]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	314	326
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-A	3.500%	2/15/36	1,226	1,297
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	600	638
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	820	858
[4,6,7]	SMB Private Education Loan Trust Class A2B Series 2016-B, 1M USD LIBOR + 1.450%	1.556%	2/17/32	140	141
[4,6,7]	SMB Private Education Loan Trust Class A2B Series 2016-C, 1M USD LIBOR + 1.100%	1.206%	9/15/34	152	153
[4,6,7]	SMB Private Education Loan Trust Class A2B Series 2017-A, 1M USD LIBOR + 0.900%	1.006%	9/15/34	173	174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6,7]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	1.059%	1/25/39	21	21
[4,6,7]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	0.709%	7/25/40	12	12
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2016-C	2.360%	12/27/32	55	55
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2016-D	2.340%	4/25/33	71	72
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	17	18
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2017-E	2.720%	11/26/40	245	250
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	290	298
[4,7]	SoFi Professional Loan Program LLC Class A2BSeries 2016-B	2.740%	10/25/32	48	48
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2016-D	3.340%	8/25/47	576	594
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	122	123
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	176	180
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	189	193
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2018-C	3.590%	1/25/48	256	266
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2018-D	3.600%	2/25/48	610	632
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2019-B	3.090%	8/17/48	492	507
[4,7]	SoFi Professional Loan Program Trust Class A1FX Series 2020-A	2.060%	5/15/46	600	603
[4]	Synchrony Credit Card Master Note Trust Class C Series 2016-2C	2.950%	5/15/24	280	281
[4]	Synchrony Credit Card Master Note Trust Class C Series 2017-2	3.010%	10/15/25	380	393
[4,7]	Taco Bell Funding LLC Class A23 Series 2019-1A	4.970%	5/25/46	87	94
[4,7]	Taco Bell Funding LLC Class A2II Series 2016-1A	4.377%	5/25/46	202	203
[4,7]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	130	131
[4,7]	Tesla Auto Lease Trust Class C Series 2018-B	4.360%	10/20/21	330	334
[4,7]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	100	101
[4,7]	Tidewater Auto Receivables Trust Class C Series 2018-AA	3.840%	11/15/24	146	147
[4,7]	Tidewater Auto Receivables Trust Class D Series 2018-AA	4.300%	11/15/24	120	122
[4,7]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	640	680
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	100	106
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	590	599
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1	1.070%	2/27/34	1,280	1,271
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	5/15/24	190	199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-D	1.990%	2/18/25	300	310
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	900	924
[4,7]	Trafigura Securitisation Finance plc Class A2 Series 2018-1A	3.730%	3/15/22	1,500	1,521
[4,7]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	740	772
[4,7]	TRIP Rail Master Funding LLC Class A1 Series 2017-1A	2.709%	8/15/47	14	14
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	166
[4]	UBS Commercial Mortgage Trust Class AS Series 2012-C1	4.171%	5/10/45	30	31
[4]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	167	182
[4,7]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	606	604
[4]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	150	156
[4]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	50	52
[4]	Verizon Owner Trust Class B Series 2020-A	1.980%	7/22/24	500	514
[4]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	630	630
[4]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	430	431
[4]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2018-1	3.150%	7/22/24	220	225
[4]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2018-2	3.330%	2/20/25	220	228
[4,6]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	2.767%	9/25/33	7	7
[4,6]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	2.565%	1/25/33	5	5
[4,6]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	2.714%	8/25/33	5	5
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2015-C30	3.411%	9/15/58	453	490
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	320	337
[4,6]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	777	830
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	638	671
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	585	639
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	420	460
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	899	991
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C32	3.560%	1/15/59	644	704
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	260	283
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	120	127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	75	82
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	75	82
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	290	326
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	1,120	1,207
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	870	940
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2012-LC5	3.539%	10/15/45	40	41
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2013-LC12	4.275%	7/15/46	110	114
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	200	210
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	350	380
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	275	300
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	210	235
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	150	151
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	220	162
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.545%	9/15/58	315	327
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	80	82
[4,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	2.776%	10/25/36	79	74
[4,7]	Wendy's Funding LLC Class A21 Series 2018-1A	3.573%	3/15/48	155	157
[4,6,7]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	875	896
[4,7]	WFRBS Commercial Mortgage Trust Class A4 Series 2011-C3	4.375%	3/15/44	16	16
[4,6]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	355	380
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	230	247
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C19	3.829%	3/15/47	480	512
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	31	33
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C23	3.650%	10/15/57	492	532
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	58	62
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	350	379
[4,6]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	665	721
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	530	576
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	565	614
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	989	1,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	340	371
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	342	370
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	903	976
[4,6]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C7	4.090%	6/15/45	135	136
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C9	3.388%	11/15/45	70	72
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	50	52
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	170	180
[4,6]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.862%	12/15/46	140	148
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	280	269
[4,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	90	86
[4]	World Omni Auto Receivables Trust Class A4 Series 2018-D	3.440%	12/16/24	130	136
[4]	World Omni Auto Receivables Trust Class A4 Series 2019-A	3.220%	6/16/25	230	240
[4]	World Omni Auto Receivables Trust Class B Series 2018-A	2.890%	4/15/25	220	225
[4]	World Omni Auto Receivables Trust Class B Series 2019-B	2.860%	6/16/25	170	178
[4]	World Omni Auto Receivables Trust Class B Series 2020-B	1.220%	3/16/26	150	152
[4]	World Omni Auto Receivables Trust Class B Series 2020-C	0.870%	10/15/26	300	300
[4]	World Omni Auto Receivables Trust Class C Series 2020-C	1.390%	5/17/27	100	101
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $200,622)					207,881
Corporate Bonds (75.1%)
Communications (5.5%)
	AT&T Inc.	0.000%	11/16/21	1,270	1,267
	AT&T Inc.	0.000%	12/14/21	4,050	4,038
	AT&T Inc.	0.000%	12/16/21	5,200	5,184
	AT&T Inc.	3.000%	6/30/22	991	1,019
	AT&T Inc.	2.625%	12/1/22	200	206
[8]	AT&T Inc.	1.950%	9/15/23	495	607
	AT&T Inc.	4.050%	12/15/23	130	142
	AT&T Inc.	0.900%	3/25/24	8,695	8,713
	AT&T Inc.	4.450%	4/1/24	90	99
	AT&T Inc.	3.950%	1/15/25	250	275
	AT&T Inc.	3.400%	5/15/25	825	895
	AT&T Inc.	3.600%	7/15/25	55	60
	AT&T Inc.	1.700%	3/25/26	5,760	5,757
[8]	Booking Holdings Inc.	0.100%	3/8/25	720	846
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	7,989	8,332
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	2,496	2,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	4,820	5,463
	Comcast Corp.	3.600%	3/1/24	30	33
	Comcast Corp.	3.700%	4/15/24	2,662	2,901
	Comcast Corp.	3.375%	2/15/25	800	867
	Comcast Corp.	3.375%	8/15/25	1,780	1,934
	Comcast Corp.	3.950%	10/15/25	1,595	1,780
[7]	Cox Communications Inc.	3.150%	8/15/24	725	774
	CSC Holdings LLC	6.750%	11/15/21	150	154
[7]	CSC Holdings LLC	5.375%	2/1/28	150	158
[7]	CSC Holdings LLC	7.500%	4/1/28	30	33
[7]	CSC Holdings LLC	5.750%	1/15/30	60	63
[7]	CSC Holdings LLC	4.625%	12/1/30	149	146
[7]	Deutsche Telekom International Finance BV	2.485%	9/19/23	450	468
	Discovery Communications LLC	2.950%	3/20/23	1,970	2,055
	Discovery Communications LLC	3.800%	3/13/24	1,245	1,340
	Discovery Communications LLC	3.900%	11/15/24	897	979
	Discovery Communications LLC	3.450%	3/15/25	35	37
	Discovery Communications LLC	3.950%	6/15/25	105	115
	Discovery Communications LLC	4.900%	3/11/26	1,040	1,184
[7]	Expedia Group Inc.	3.600%	12/15/23	160	170
[7]	Expedia Group Inc.	6.250%	5/1/25	69	80
	Fox Corp.	3.666%	1/25/22	1,763	1,810
	Fox Corp.	4.030%	1/25/24	1,685	1,829
	Fox Corp.	3.050%	4/7/25	2,013	2,144
[7]	Frontier Communications Corp.	5.875%	10/15/27	35	37
[7]	Frontier Communications Corp.	5.000%	5/1/28	175	178
[7]	Frontier Communications Corp.	6.750%	5/1/29	60	63
[9]	Global Switch Holdings Ltd.	4.375%	12/13/22	600	873
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	1,040	1,057
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	154	169
	Lamar Media Corp.	3.750%	2/15/28	40	40
	Level 3 Financing Inc.	5.250%	3/15/26	50	51
[7]	Level 3 Financing Inc.	4.625%	9/15/27	80	82
[7]	Level 3 Financing Inc.	4.250%	7/1/28	20	20
[7]	Level 3 Financing Inc.	3.625%	1/15/29	80	77
[7]	Netflix Inc.	3.625%	6/15/25	420	445
	Netflix Inc.	5.875%	11/15/28	10	12
[7]	Nexstar Broadcasting Inc.	5.625%	7/15/27	120	126
[7]	Nexstar Broadcasting Inc.	4.750%	11/1/28	100	101
[7]	NTT Finance Corp.	0.583%	3/1/24	1,390	1,383
[7]	NTT Finance Corp.	1.162%	4/3/26	1,385	1,361
	Omnicom Group Inc.	3.625%	5/1/22	1,390	1,438
[7]	QualityTech LP / QTS Finance Corp.	3.875%	10/1/28	65	64
	Qwest Corp.	6.750%	12/1/21	1,100	1,138
	Rogers Communications Inc.	3.000%	3/15/23	70	73
[7]	Scripps Escrow II Inc.	3.875%	1/15/29	35	34
[7]	Sirius XM Radio Inc.	4.625%	7/15/24	240	247
[7]	Sirius XM Radio Inc.	5.000%	8/1/27	20	21
[7]	Sky Ltd.	3.125%	11/26/22	1,560	1,628
[7]	Sky Ltd.	3.750%	9/16/24	1,580	1,736
	Sprint Corp.	7.125%	6/15/24	364	419
	Sprint Corp.	7.625%	3/1/26	110	135
[7]	Tegna Inc.	4.750%	3/15/26	130	138
	Time Warner Entertainment Co. LP	8.375%	3/15/23	270	310
	T-Mobile USA Inc.	6.000%	3/1/23	640	642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	T-Mobile USA Inc.	3.500%	4/15/25	7,395	7,977
	T-Mobile USA Inc.	4.500%	2/1/26	290	296
	T-Mobile USA Inc.	2.250%	2/15/26	305	307
	TWDC Enterprises 18 Corp.	2.550%	2/15/22	20	20
	TWDC Enterprises 18 Corp.	2.350%	12/1/22	400	413
[7]	Twitter Inc.	3.875%	12/15/27	60	63
[10]	Verizon Communications Inc.	3.500%	2/17/23	170	136
	Verizon Communications Inc.	4.150%	3/15/24	300	327
	Verizon Communications Inc.	0.750%	3/22/24	2,725	2,721
	Verizon Communications Inc.	3.500%	11/1/24	700	759
	Verizon Communications Inc.	3.376%	2/15/25	1,630	1,766
	Verizon Communications Inc.	0.850%	11/20/25	4,560	4,452
	Verizon Communications Inc.	1.450%	3/20/26	2,805	2,798
[7]	Verizon Communications Inc.	1.680%	10/30/30	41	38
[6,10]	Verizon Communications Inc., 3M Australian Bank Bill Rate + 1.220%	1.230%	2/17/23	1,030	790
	ViacomCBS Inc.	3.875%	4/1/24	1,555	1,673
	ViacomCBS Inc.	3.500%	1/15/25	300	322
	ViacomCBS Inc.	4.750%	5/15/25	3,723	4,208
[7]	Vmed O2 UK Financing I plc	4.250%	1/31/31	40	39
	Vodafone Group plc	3.750%	1/16/24	5,270	5,712
	Vodafone Group plc	4.125%	5/30/25	390	435
[6,10]	Vodafone Group plc, 3M Australian Bank Bill Rate + 1.050%	1.087%	12/13/22	140	107
	Walt Disney Co.	0.000%	9/15/21	300	299
	Walt Disney Co.	0.000%	10/1/21	300	299
	Walt Disney Co.	1.750%	8/30/24	3,610	3,727
	Walt Disney Co.	3.700%	9/15/24	110	120
	Walt Disney Co.	3.350%	3/24/25	2,080	2,254
	WPP Finance 2010	3.625%	9/7/22	30	31
[7]	Zayo Group Holdings Inc.	4.000%	3/1/27	155	152
[7]	Zayo Group Holdings Inc.	6.125%	3/1/28	50	51
					123,077
Consumer Discretionary (5.3%)
[7]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	65	65
[7]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	30	29
	Amazon.com Inc.	5.200%	12/3/25	2,780	3,265
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	30	30
[8]	American Honda Finance Corp.	1.600%	4/20/22	700	837
[8]	American Honda Finance Corp.	0.350%	8/26/22	2,395	2,831
	American Honda Finance Corp.	2.050%	1/10/23	100	103
	American Honda Finance Corp.	1.950%	5/10/23	1,950	2,007
	American Honda Finance Corp.	0.875%	7/7/23	3,000	3,019
	American Honda Finance Corp.	0.650%	9/8/23	372	372
	American Honda Finance Corp.	3.625%	10/10/23	3,000	3,223
	American Honda Finance Corp.	2.900%	2/16/24	100	106
	American Honda Finance Corp.	2.400%	6/27/24	1,500	1,573
	American Honda Finance Corp.	0.550%	7/12/24	3,400	3,360
	American Honda Finance Corp.	2.150%	9/10/24	1,000	1,040
	American Honda Finance Corp.	1.200%	7/8/25	618	616
	Asbury Automotive Group Inc.	4.500%	3/1/28	97	99
	Asbury Automotive Group Inc.	4.750%	3/1/30	20	21
	AutoZone Inc.	2.875%	1/15/23	75	78
	AutoZone Inc.	3.625%	4/15/25	1,550	1,689
[7]	BMW U.S. Capital LLC	0.800%	4/1/24	250	250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BorgWarner Inc.	3.375%	3/15/25	200	217
[7]	Boyd Gaming Corp.	8.625%	6/1/25	190	211
[7]	Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	130	138
[7]	Caesars Entertainment Inc.	6.250%	7/1/25	80	85
[7]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	20	21
[7]	Carnival Corp.	11.500%	4/1/23	84	96
[7]	Carnival Corp.	5.750%	3/1/27	130	133
[7]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	30	31
[7]	Churchill Downs Inc.	5.500%	4/1/27	200	208
[7]	Churchill Downs Inc.	4.750%	1/15/28	90	93
[7]	Clarios Global LP	6.750%	5/15/25	80	85
[7]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	50	53
[7]	Daimler Finance North America LLC	1.750%	3/10/23	175	179
[7]	Daimler Finance North America LLC	3.650%	2/22/24	1,000	1,078
[7]	Daimler Finance North America LLC	0.750%	3/1/24	3,715	3,696
[7]	Daimler Finance North America LLC	2.700%	6/14/24	821	865
	DR Horton Inc.	2.600%	10/15/25	1,000	1,050
[7]	ERAC USA Finance LLC	2.700%	11/1/23	1,740	1,825
[7]	ERAC USA Finance LLC	3.850%	11/15/24	260	285
[7]	ERAC USA Finance LLC	3.300%	12/1/26	100	109
	Ford Motor Co.	8.500%	4/21/23	116	129
	Ford Motor Credit Co. LLC	3.087%	1/9/23	170	173
	Ford Motor Credit Co. LLC	5.125%	6/16/25	80	86
	Ford Motor Credit Co. LLC	4.134%	8/4/25	40	42
	Ford Motor Credit Co. LLC	3.375%	11/13/25	505	513
	Ford Motor Credit Co. LLC	4.125%	8/17/27	205	210
	Ford Motor Credit Co. LLC	3.815%	11/2/27	60	61
	General Motors Co.	4.875%	10/2/23	1,840	2,014
	General Motors Co.	5.400%	10/2/23	1,060	1,171
	General Motors Co.	6.125%	10/1/25	2,300	2,703
	General Motors Financial Co. Inc.	4.375%	9/25/21	3,660	3,724
	General Motors Financial Co. Inc.	4.200%	11/6/21	1,200	1,226
	General Motors Financial Co. Inc.	3.450%	4/10/22	350	358
	General Motors Financial Co. Inc.	3.150%	6/30/22	100	103
	General Motors Financial Co. Inc.	3.250%	1/5/23	490	510
	General Motors Financial Co. Inc.	5.200%	3/20/23	2,087	2,264
	General Motors Financial Co. Inc.	4.250%	5/15/23	700	748
	General Motors Financial Co. Inc.	4.150%	6/19/23	100	107
	General Motors Financial Co. Inc.	5.100%	1/17/24	2,750	3,042
	General Motors Financial Co. Inc.	3.950%	4/13/24	650	698
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,300	1,396
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,080	1,130
	General Motors Financial Co. Inc.	4.350%	4/9/25	1,350	1,479
	General Motors Financial Co. Inc.	4.300%	7/13/25	990	1,083
	General Motors Financial Co. Inc.	1.250%	1/8/26	1,000	981
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	85	95
	Harley-Davidson Financial Services Inc.	0.000%	4/14/21	1,000	1,000
	Harley-Davidson Financial Services Inc.	0.000%	4/23/21	300	300
[7]	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	955	971
[7]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	500	523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harley-davidson Funding Corp.	0.000%	5/13/21	500	500
[7]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	120	126
[7]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	30	32
[7]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	165	163
[7]	International Game Technology plc	4.125%	4/15/26	55	57
[7]	International Game Technology plc	6.250%	1/15/27	15	17
[7]	International Game Technology plc	5.250%	1/15/29	60	62
[7]	Ken Garff Automotive LLC	4.875%	9/15/28	35	35
[7]	L Brands Inc.	6.875%	7/1/25	95	105
	Lennar Corp.	5.375%	10/1/22	180	191
	Lennar Corp.	4.875%	12/15/23	500	545
	Lennar Corp.	4.500%	4/30/24	100	109
	Lennar Corp.	4.750%	5/30/25	819	912
	Lennar Corp.	5.250%	6/1/26	20	23
[7]	Lithia Motors Inc.	5.250%	8/1/25	115	119
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	285	314
[7]	Live Nation Entertainment Inc.	4.750%	10/15/27	65	65
[7]	Live Nation Entertainment Inc.	3.750%	1/15/28	55	54
	Lowe's Cos. Inc.	3.125%	9/15/24	100	107
	Marriott International Inc.	5.750%	5/1/25	85	97
	Marriott International Inc.	3.750%	10/1/25	500	534
[7]	Mattel Inc.	3.375%	4/1/26	40	41
	McDonald's Corp.	3.350%	4/1/23	1,132	1,193
	McDonald's Corp.	3.375%	5/26/25	700	758
	McDonald's Corp.	3.300%	7/1/25	1,030	1,115
	McDonald's Corp.	1.450%	9/1/25	700	706
[7]	Nissan Motor Acceptance Corp.	1.900%	9/14/21	355	357
[7]	Nissan Motor Acceptance Corp.	3.650%	9/21/21	405	410
[7]	Nissan Motor Acceptance Corp.	1.050%	3/8/24	1,000	1,000
[7]	Nissan Motor Acceptance Corp.	2.000%	3/9/26	1,000	995
[7]	Nissan Motor Co. Ltd.	3.043%	9/15/23	3,815	3,994
[7]	Nissan Motor Co. Ltd.	3.522%	9/17/25	2,490	2,631
[7]	Petsmart Inc.	4.750%	2/15/28	55	56
	PulteGroup Inc.	5.500%	3/1/26	80	93
	PulteGroup Inc.	5.000%	1/15/27	40	46
	Ralph Lauren Corp.	1.700%	6/15/22	200	203
	Ross Stores Inc.	0.875%	4/15/26	2,000	1,935
[7]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	20	23
[7]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	20	22
[7]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	40	47
	TJX Cos. Inc.	3.500%	4/15/25	1,500	1,634
	Toyota Motor Credit Corp.	2.700%	1/11/23	100	104
	Toyota Motor Credit Corp.	2.900%	3/30/23	3,000	3,147
	Toyota Motor Credit Corp.	0.500%	8/14/23	955	956
	Toyota Motor Credit Corp.	1.350%	8/25/23	1,000	1,021
	Toyota Motor Credit Corp.	3.450%	9/20/23	2,745	2,940
	Toyota Motor Credit Corp.	0.450%	1/11/24	1,700	1,698
	Toyota Motor Credit Corp.	2.900%	4/17/24	70	74
	Toyota Motor Credit Corp.	3.000%	4/1/25	1,950	2,088
	Toyota Motor Credit Corp.	0.800%	10/16/25	1,500	1,471
[8]	Toyota Motor Finance Netherlands BV	0.625%	9/26/23	410	491
	Tri Pointe Homes Inc.	5.700%	6/15/28	195	215
[7]	Vail Resorts Inc.	6.250%	5/15/25	245	261
[8]	Volkswagen Bank GmbH	0.750%	6/15/23	490	583
[8]	Volkswagen Financial Services AG	2.500%	4/6/23	930	1,144
[8]	Volkswagen Financial Services AG	0.875%	4/12/23	500	596
[10]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	680	538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Volkswagen Group of America Finance LLC	2.500%	9/24/21	900	909
[7]	Volkswagen Group of America Finance LLC	4.000%	11/12/21	1,785	1,825
[7]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	1,600	1,642
[7]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	1,600	1,652
[7]	Volkswagen Group of America Finance LLC	0.750%	11/23/22	2,000	2,005
[7]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	1,200	1,260
[7]	Volkswagen Group of America Finance LLC	4.250%	11/13/23	599	651
[7]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	3,485	3,498
[7]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	500	536
[7]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	2,750	2,715
[7]	William Carter Co.	5.500%	5/15/25	129	137
[7]	Williams Scotsman International Inc.	4.625%	8/15/28	86	87
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	130	131
[7]	Yum! Brands Inc.	7.750%	4/1/25	55	60
					119,772
Consumer Staples (3.6%)
[7]	7-Eleven Inc.	0.625%	2/10/23	350	350
[7]	7-Eleven Inc.	0.800%	2/10/24	2,000	1,993
[7]	7-Eleven Inc.	0.950%	2/10/26	400	390
[7]	Alimentation Couche-Tard Inc.	2.700%	7/26/22	3,675	3,771
[8]	Altria Group Inc.	1.000%	2/15/23	985	1,171
	Altria Group Inc.	2.350%	5/6/25	1,709	1,771
[8]	Altria Group Inc.	1.700%	6/15/25	295	363
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	5,750	6,389
	BAT Capital Corp.	3.222%	8/15/24	1,000	1,062
[9]	BAT Capital Corp.	2.125%	8/15/25	295	419
	BAT Capital Corp.	3.215%	9/6/26	156	165
	BAT Capital Corp.	4.700%	4/2/27	600	675
[9]	BAT International Finance plc	1.750%	7/5/21	420	580
[7]	BAT International Finance plc	3.950%	6/15/25	2,180	2,380
	BAT International Finance plc	1.668%	3/25/26	1,850	1,822
	Bunge Ltd. Finance Corp. Co.	1.630%	8/17/25	220	220
	Campbell Soup Co.	3.650%	3/15/23	372	394
	Campbell Soup Co.	3.950%	3/15/25	220	242
[8]	CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	450	541
	Conagra Brands Inc.	4.300%	5/1/24	498	549
	Constellation Brands Inc.	2.650%	11/7/22	687	709
	Constellation Brands Inc.	3.200%	2/15/23	390	408
	Constellation Brands Inc.	4.250%	5/1/23	2,390	2,561
	Constellation Brands Inc.	4.750%	11/15/24	913	1,032
	Constellation Brands Inc.	4.400%	11/15/25	500	564
	Dollar General Corp.	3.250%	4/15/23	2,950	3,090
	Dollar Tree Inc.	3.700%	5/15/23	750	796
	General Mills Inc.	3.200%	4/16/21	715	716
	General Mills Inc.	2.600%	10/12/22	850	877
	General Mills Inc.	3.700%	10/17/23	681	730
	Grupo Bimbo SAB de CV	4.500%	1/25/22	400	412
[7]	Grupo Bimbo SAB de CV	4.500%	1/25/22	300	309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hershey Co.	0.900%	6/1/25	100	99
	JM Smucker Co.	3.500%	3/15/25	1,401	1,523
	Kellogg Co.	2.650%	12/1/23	905	951
	Keurig Dr Pepper Inc.	3.551%	5/25/21	429	431
	Keurig Dr Pepper Inc.	4.057%	5/25/23	1,713	1,834
	Keurig Dr Pepper Inc.	3.130%	12/15/23	680	721
	Keurig Dr Pepper Inc.	0.750%	3/15/24	1,000	1,000
	Keurig Dr Pepper Inc.	4.417%	5/25/25	1,100	1,231
	Kimberly-Clark Corp.	3.050%	8/15/25	200	215
	Kraft Heinz Foods Co.	3.875%	5/15/27	480	523
	Kroger Co.	3.400%	4/15/22	335	343
	Kroger Co.	2.800%	8/1/22	1,142	1,175
	Kroger Co.	3.850%	8/1/23	600	641
	Kroger Co.	4.000%	2/1/24	302	328
[7]	Lamb Weston Holdings Inc.	4.625%	11/1/24	222	229
[7]	Lamb Weston Holdings Inc.	4.875%	11/1/26	70	73
[7]	Lamb Weston Holdings Inc.	4.875%	5/15/28	75	81
	McCormick & Co. Inc.	2.700%	8/15/22	972	1,000
	McCormick & Co. Inc.	3.150%	8/15/24	100	107
[7]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	900	942
	Mondelez International Inc.	0.625%	7/1/22	1,000	1,003
	Mondelez International Inc.	1.500%	5/4/25	2,483	2,509
[7]	Nestle Holdings Inc.	3.500%	9/24/25	1,055	1,158
[8]	PepsiCo Inc.	0.250%	5/6/24	515	611
	PepsiCo Inc.	2.250%	3/19/25	15	16
[7]	Performance Food Group Inc.	5.500%	6/1/24	273	274
[7]	Performance Food Group Inc.	6.875%	5/1/25	35	37
[7]	Performance Food Group Inc.	5.500%	10/15/27	140	146
[7]	Pernod Ricard SA	4.250%	7/15/22	285	298
	Philip Morris International Inc.	2.625%	3/6/23	135	141
	Philip Morris International Inc.	1.125%	5/1/23	1,550	1,573
	Philip Morris International Inc.	2.125%	5/10/23	350	361
	Philip Morris International Inc.	2.875%	5/1/24	1,000	1,061
	Philip Morris International Inc.	1.500%	5/1/25	1,900	1,921
	Philip Morris International Inc.	0.875%	5/1/26	1,000	972
[7]	Post Holdings Inc.	5.750%	3/1/27	20	21
[7]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	4,140	4,231
[7]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	5,450	5,764
	Reynolds American Inc.	4.450%	6/12/25	3,012	3,341
	Sysco Corp.	5.650%	4/1/25	500	580
	Tyson Foods Inc.	4.500%	6/15/22	90	93
	Tyson Foods Inc.	3.900%	9/28/23	1,000	1,078
	Tyson Foods Inc.	3.950%	8/15/24	932	1,017
	Unilever Capital Corp.	2.600%	5/5/24	1,000	1,057
	Walmart Inc.	3.300%	4/22/24	30	32
					80,193
Energy (7.2%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	1,023	1,061
	BP Capital Markets America Inc.	2.520%	9/19/22	1,275	1,311
	BP Capital Markets America Inc.	2.750%	5/10/23	1,920	2,011
	BP Capital Markets America Inc.	3.790%	2/6/24	1,820	1,972
	BP Capital Markets America Inc.	3.224%	4/14/24	1,540	1,651
	BP Capital Markets America Inc.	3.194%	4/6/25	1,385	1,489
	BP Capital Markets plc	2.500%	11/6/22	345	357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets plc	3.814%	2/10/24	1,100	1,196
	BP Capital Markets plc	3.535%	11/4/24	1,061	1,158
	BP Capital Markets plc	3.506%	3/17/25	355	387
	Buckeye Partners LP	4.150%	7/1/23	95	98
	Canadian Natural Resources Ltd.	2.950%	1/15/23	885	918
	Canadian Natural Resources Ltd.	3.800%	4/15/24	405	434
	Canadian Natural Resources Ltd.	3.900%	2/1/25	430	463
	Canadian Natural Resources Ltd.	2.050%	7/15/25	620	627
	Cenovus Energy Inc.	3.000%	8/15/22	235	240
	Cenovus Energy Inc.	5.375%	7/15/25	1,323	1,488
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	4,115	4,737
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	2,175	2,477
[7]	Cheniere Energy Inc.	4.625%	10/15/28	125	130
	Chevron Corp.	1.554%	5/11/25	2,814	2,865
	Chevron USA Inc.	3.900%	11/15/24	500	550
	Chevron USA Inc.	0.687%	8/12/25	1,400	1,373
	Cimarex Energy Co.	4.375%	6/1/24	195	212
	CNPC General Capital Ltd.	3.950%	4/19/22	200	206
[7]	CNX Resources Corp.	7.250%	3/14/27	150	161
	ConocoPhillips Co.	2.400%	12/15/22	665	677
	ConocoPhillips Co.	4.950%	3/15/26	1,215	1,406
	DCP Midstream Operating LP	5.625%	7/15/27	58	63
	Diamondback Energy Inc.	0.900%	3/24/23	625	625
	Diamondback Energy Inc.	2.875%	12/1/24	2,540	2,677
	Diamondback Energy Inc.	4.750%	5/31/25	300	335
	Ecopetrol SA	5.875%	9/18/23	828	912
	Ecopetrol SA	5.375%	6/26/26	520	580
	Empresa Nacional del Petroleo	4.375%	10/30/24	400	433
	Empresa Nacional del Petroleo	3.750%	8/5/26	255	268
	Empresa Nacional del Petroleo	5.250%	11/6/29	400	446
	Enable Midstream Partners LP	3.900%	5/15/24	210	223
	Enbridge Energy Partners LP	5.875%	10/15/25	320	377
	Enbridge Inc.	2.900%	7/15/22	430	442
	Enbridge Inc.	4.000%	10/1/23	1,015	1,088
	Enbridge Inc.	3.500%	6/10/24	160	171
	Enbridge Inc.	2.500%	1/15/25	1,010	1,050
[7]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	39	42
	Energy Transfer Operating LP	5.200%	2/1/22	1,452	1,490
	Energy Transfer Operating LP	3.600%	2/1/23	75	78
	Energy Transfer Operating LP	4.250%	3/15/23	1,189	1,254
	Energy Transfer Operating LP	4.200%	9/15/23	542	581
	Energy Transfer Operating LP	5.875%	1/15/24	1,060	1,179
	Energy Transfer Operating LP	4.900%	2/1/24	1,310	1,428
	Energy Transfer Operating LP	4.500%	4/15/24	1,105	1,203
	Energy Transfer Operating LP	4.050%	3/15/25	440	474
	Energy Transfer Operating LP	2.900%	5/15/25	60	62
	Energy Transfer Operating LP	4.750%	1/15/26	95	105
	Energy Transfer Partners LP / Regency Energy Finance Corp.	5.875%	3/1/22	2,350	2,432
	Energy Transfer Partners LP / Regency Energy Finance Corp.	5.000%	10/1/22	2,535	2,662
	Energy Transfer Partners LP / Regency Energy Finance Corp.	4.500%	11/1/23	2,630	2,827
[7]	Eni SPA	4.000%	9/12/23	1,845	1,983
[7]	EnLink Midstream LLC	5.625%	1/15/28	30	29
	Enterprise Products Operating LLC	3.900%	2/15/24	875	946
	Enterprise Products Operating LLC	3.700%	2/15/26	955	1,047

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EOG Resources Inc.	2.625%	3/15/23	512	532
	EOG Resources Inc.	3.150%	4/1/25	995	1,063
[7]	EQM Midstream Partners LP	6.000%	7/1/25	95	102
[7]	EQM Midstream Partners LP	4.500%	1/15/29	40	39
	EQT Corp.	3.000%	10/1/22	18	18
	EQT Corp.	5.000%	1/15/29	125	134
[8]	Exxon Mobil Corp.	0.142%	6/26/24	985	1,164
	Exxon Mobil Corp.	2.019%	8/16/24	2,010	2,092
	Exxon Mobil Corp.	2.709%	3/6/25	220	232
	Exxon Mobil Corp.	2.992%	3/19/25	2,065	2,211
	Gazprom PJSC Via Gaz Capital SA	6.510%	3/7/22	270	283
[8]	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	100	123
[8]	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	570	698
[8]	Gazprom PJSC Via Gaz Capital SA	2.250%	11/22/24	100	121
	Harvest Operations Corp.	3.000%	9/21/22	200	207
[7]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	65	66
	Husky Energy Inc.	3.950%	4/15/22	40	41
[7]	KazMunayGas National Co. JSC	6.375%	10/24/48	400	511
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	270	273
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	115	119
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	2,300	2,393
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,005	1,050
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	390	413
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	370	400
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	505	552
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	155	171
	Kinder Morgan Inc.	3.150%	1/15/23	2,725	2,844
[7]	Kinder Morgan Inc.	5.625%	11/15/23	1,310	1,453
	Kinder Morgan Inc.	4.300%	6/1/25	835	931
	Marathon Oil Corp.	2.800%	11/1/22	852	874
	Marathon Petroleum Corp.	4.500%	5/1/23	2,710	2,903
	Marathon Petroleum Corp.	4.750%	12/15/23	1,545	1,698
	Marathon Petroleum Corp.	3.625%	9/15/24	1,045	1,129
	Marathon Petroleum Corp.	4.700%	5/1/25	1,327	1,491
[7]	MEG Energy Corp.	6.500%	1/15/25	404	417
[7]	Midwest Connector Capital Co. LLC	3.625%	4/1/22	2,055	2,079
	MPLX LP	3.500%	12/1/22	1,103	1,151
	MPLX LP	3.375%	3/15/23	475	498
	MPLX LP	4.875%	12/1/24	920	1,028
	MPLX LP	1.750%	3/1/26	1,505	1,501
	Nustar Logistics LP	5.750%	10/1/25	140	149
	Occidental Petroleum Corp.	3.500%	6/15/25	110	109
	Occidental Petroleum Corp.	5.500%	12/1/25	90	95
	Occidental Petroleum Corp.	3.400%	4/15/26	35	34
	Occidental Petroleum Corp.	3.200%	8/15/26	155	148
	ONEOK Inc.	2.750%	9/1/24	1,085	1,136
	ONEOK Inc.	2.200%	9/15/25	345	350
	ONEOK Partners LP	3.375%	10/1/22	145	150
	ONEOK Partners LP	5.000%	9/15/23	825	896
	ONEOK Partners LP	4.900%	3/15/25	320	356
	Ovintiv Exploration Inc.	5.750%	1/30/22	975	1,003
	Ovintiv Exploration Inc.	5.625%	7/1/24	200	220
	Ovintiv Inc.	3.900%	11/15/21	140	141
	Pertamina Persero PT	4.875%	5/3/22	1,129	1,174
	Pertamina Persero PT	4.300%	5/20/23	1,688	1,791
	Petroleos Mexicanos	4.625%	9/21/23	1	1
	Petronas Capital Ltd.	3.125%	3/18/22	380	390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Petronas Capital Ltd.	7.875%	5/22/22	315	341
[7]	Petronas Capital Ltd.	3.500%	4/21/30	268	287
	Phillips 66	3.700%	4/6/23	775	821
	Phillips 66	0.900%	2/15/24	815	815
	Phillips 66	3.850%	4/9/25	475	519
	Phillips 66 Partners LP	3.605%	2/15/25	565	605
	Pioneer Natural Resources Co.	0.750%	1/15/24	890	887
	Pioneer Natural Resources Co.	1.125%	1/15/26	595	583
	Pioneer Natural Resources Co.	4.450%	1/15/26	1,215	1,368
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	885	906
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	585	620
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	350	372
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	355	390
[7]	Rattler Midstream LP	5.625%	7/15/25	35	37
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,490	1,547
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	4,007	4,346
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,885	2,129
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	2,350	2,686
	Saudi Arabian Oil Co.	2.875%	4/16/24	400	421
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	330	329
	Shell International Finance BV	2.000%	11/7/24	3,745	3,898
	Shell International Finance BV	2.375%	4/6/25	1,145	1,202
	Shell International Finance BV	3.250%	5/11/25	1,210	1,309
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	277	286
[7]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	800	868
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	1,140	1,237
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	1,332	1,363
	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	155	155
	Spectra Energy Partners LP	3.500%	3/15/25	365	391
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	225	237
	Suncor Energy Inc.	2.800%	5/15/23	1,460	1,524
	Suncor Energy Inc.	3.600%	12/1/24	315	342
	Suncor Energy Inc.	3.100%	5/15/25	615	656
	Sunoco Logistics Partners Operations LP	3.450%	1/15/23	485	503
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	1,305	1,409
[7]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.500%	10/1/25	10	11
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	50	54
	Total Capital Canada Ltd.	2.750%	7/15/23	263	277
	Total Capital International SA	3.700%	1/15/24	437	475
	Total Capital International SA	2.434%	1/10/25	2,195	2,295
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,970	2,026
	TransCanada PipeLines Ltd.	3.750%	10/16/23	880	940
	TransCanada PipeLines Ltd.	4.875%	1/15/26	875	1,001
	Valero Energy Corp.	2.700%	4/15/23	825	856
	Valero Energy Corp.	1.200%	3/15/24	1,305	1,307
	Valero Energy Corp.	2.850%	4/15/25	755	787

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Midstream Operating LP	5.300%	2/1/30	180	195
	Williams Cos. Inc.	7.875%	9/1/21	120	124
	Williams Cos. Inc.	4.000%	11/15/21	395	400
	Williams Cos. Inc.	3.600%	3/15/22	2,645	2,711
	Williams Cos. Inc.	3.350%	8/15/22	270	279
	Williams Cos. Inc.	3.700%	1/15/23	515	539
	Williams Cos. Inc.	4.500%	11/15/23	2,567	2,798
	Williams Cos. Inc.	4.550%	6/24/24	2,770	3,054
	Williams Cos. Inc.	3.900%	1/15/25	431	466
	Williams Cos. Inc.	4.000%	9/15/25	345	377
	WPX Energy Inc.	5.250%	9/15/24	290	322
	WPX Energy Inc.	5.750%	6/1/26	30	31
					161,029
Financials (27.2%)
	ABN AMRO Bank NV	4.400%	3/27/28	800	846
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	750	777
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	315	334
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	945	1,015
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	525	571
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	1,125	1,173
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	1,330	1,376
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	430	451
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	770	897
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	300	326
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	1,654	1,605
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	150	163
	Affiliated Managers Group Inc.	3.500%	8/1/25	300	325
	Aflac Inc.	3.250%	3/17/25	175	188
	Aflac Inc.	1.125%	3/15/26	450	446
	Air Lease Corp.	2.250%	1/15/23	672	689
	Air Lease Corp.	2.750%	1/15/23	245	253
	Air Lease Corp.	3.875%	7/3/23	365	388
	Air Lease Corp.	4.250%	2/1/24	580	628
	Air Lease Corp.	2.300%	2/1/25	1,000	1,016
	Air Lease Corp.	3.250%	3/1/25	90	94
	Air Lease Corp.	3.375%	7/1/25	415	438
	Air Lease Corp.	2.875%	1/15/26	1,690	1,753
	Aircastle Ltd.	4.400%	9/25/23	150	159
	Aircastle Ltd.	4.125%	5/1/24	210	222
[7]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	40	40
[7]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	10	11
	Allstate Corp.	0.750%	12/15/25	410	402
	Ally Financial Inc.	4.125%	2/13/22	385	397
	Ally Financial Inc.	4.625%	5/19/22	270	282
	Ally Financial Inc.	1.450%	10/2/23	2,445	2,479
	Ally Financial Inc.	3.875%	5/21/24	1,005	1,084

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ally Financial Inc.	5.125%	9/30/24	55	62
	Ally Financial Inc.	4.625%	3/30/25	100	111
	Ally Financial Inc.	5.750%	11/20/25	150	170
	American Express Co.	3.700%	11/5/21	70	71
	American Express Co.	2.750%	5/20/22	478	490
	American Express Co.	2.500%	8/1/22	300	308
	American Express Co.	3.700%	8/3/23	5,242	5,607
	American Express Co.	3.400%	2/22/24	1,445	1,554
	American Express Co.	2.500%	7/30/24	3,314	3,495
	American Express Co.	3.000%	10/30/24	1,140	1,221
	American International Group Inc.	2.500%	6/30/25	2,004	2,088
	American International Group Inc.	3.750%	7/10/25	955	1,043
	Ameriprise Financial Inc.	3.000%	3/22/22	135	139
	Ameriprise Financial Inc.	4.000%	10/15/23	50	54
	Ameriprise Financial Inc.	3.700%	10/15/24	500	548
	Ameriprise Financial Inc.	3.000%	4/2/25	740	787
[7]	Antares Holdings LP	3.950%	7/15/26	300	304
	Aon plc	4.000%	11/27/23	260	281
	Aon plc	3.875%	12/15/25	400	442
[7]	Apollo Management Holdings LP	4.000%	5/30/24	165	181
	Assurant Inc.	4.200%	9/27/23	300	324
[8]	Athene Global Funding	1.875%	6/23/23	815	994
[7]	Athene Global Funding	1.200%	10/13/23	1,210	1,220
[7]	Athene Global Funding	0.950%	1/8/24	1,105	1,105
[8]	Athene Global Funding	1.125%	9/2/25	300	364
[7]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	1,350	1,392
[6,10]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.700%	2.710%	5/17/26	250	190
[7]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	950	905
[7]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	675	706
[7]	Avolon Holdings Funding Ltd.	4.375%	5/1/26	40	42
	Banco Santander SA	3.125%	2/23/23	200	209
	Banco Santander SA	2.706%	6/27/24	2,600	2,739
	Banco Santander SA	2.746%	5/28/25	1,840	1,920
	Banco Santander SA	1.849%	3/25/26	750	746
[6,10]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	1.662%	1/19/23	600	460
	Bank of America Corp.	3.499%	5/17/22	810	813
	Bank of America Corp.	3.124%	1/20/23	1,035	1,056
	Bank of America Corp.	2.816%	7/21/23	500	515
[8]	Bank of America Corp.	0.750%	7/26/23	2,255	2,698
	Bank of America Corp.	3.004%	12/20/23	1,698	1,766
	Bank of America Corp.	4.125%	1/22/24	1,732	1,894
	Bank of America Corp.	3.550%	3/5/24	4,503	4,749
	Bank of America Corp.	4.000%	4/1/24	300	328
	Bank of America Corp.	3.864%	7/23/24	1,200	1,281
	Bank of America Corp.	4.200%	8/26/24	520	572
	Bank of America Corp.	0.810%	10/24/24	2,030	2,029
	Bank of America Corp.	4.000%	1/22/25	2,729	2,988
	Bank of America Corp.	3.458%	3/15/25	300	322
	Bank of America Corp.	3.950%	4/21/25	1,505	1,650
	Bank of America Corp.	3.875%	8/1/25	150	166
	Bank of America Corp.	0.981%	9/25/25	1,700	1,690
	Bank of America Corp.	3.093%	10/1/25	2,071	2,206
	Bank of America Corp.	2.456%	10/22/25	750	786
	Bank of America Corp.	3.366%	1/23/26	1,978	2,125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	2.015%	2/13/26	2,074	2,119
	Bank of America Corp.	4.450%	3/3/26	725	812
	Bank of America Corp.	1.319%	6/19/26	2,305	2,297
	Bank of America Corp.	1.197%	10/24/26	1,000	985
	Bank of America Corp.	1.658%	3/11/27	585	584
	Bank of Montreal	3.300%	2/5/24	4,815	5,162
	Bank of Montreal	4.338%	10/5/28	1,565	1,694
	Bank of New York Mellon Corp.	2.661%	5/16/23	150	154
	Bank of New York Mellon Corp.	3.450%	8/11/23	778	832
	Bank of New York Mellon Corp.	3.650%	2/4/24	345	374
	Bank of New York Mellon Corp.	3.400%	5/15/24	620	671
	Bank of New York Mellon Corp.	3.250%	9/11/24	287	312
	Bank of New York Mellon Corp.	2.100%	10/24/24	210	221
	Bank of New York Mellon Corp.	3.000%	2/24/25	639	684
	Bank of New York Mellon Corp.	1.600%	4/24/25	1,233	1,254
	Bank of Nova Scotia	1.950%	2/1/23	2,340	2,404
	Bank of Nova Scotia	2.200%	2/3/25	2,400	2,494
	Bank of Nova Scotia	1.300%	6/11/25	1,470	1,471
	Bank of Nova Scotia	4.500%	12/16/25	570	645
	Bank of Nova Scotia	1.050%	3/2/26	1,355	1,331
[7]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	1,250	1,283
[7]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	1,780	1,906
[7]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	1,280	1,276
[7]	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	800	837
[9]	Barclays Bank plc	10.000%	5/21/21	1,417	1,976
	Barclays plc	3.684%	1/10/23	200	205
	Barclays plc	4.610%	2/15/23	200	206
	Barclays plc	4.375%	9/11/24	980	1,065
	Barclays plc	1.007%	12/10/24	1,780	1,776
	Barclays plc	3.650%	3/16/25	1,487	1,598
	Barclays plc	3.932%	5/7/25	1,965	2,116
	Barclays plc	4.375%	1/12/26	950	1,055
	Barclays plc	2.852%	5/7/26	1,500	1,563
[8]	Berkshire Hathaway Inc.	0.625%	1/17/23	990	1,178
[8]	Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	775	921
[8]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	820	970
[8]	BNP Paribas SA	0.500%	7/15/25	700	831
[7]	BNP Paribas SA	2.819%	11/19/25	787	828
[7]	BNP Paribas SA	2.219%	6/9/26	540	552
[7]	BNP Paribas SA	1.323%	1/13/27	1,440	1,409
[7]	BOC Aviation Ltd.	2.375%	9/15/21	790	794
[7]	BPCE SA	5.700%	10/22/23	900	1,002
[7]	BPCE SA	2.375%	1/14/25	1,000	1,031
[7]	BPCE SA	1.000%	1/20/26	930	907
[6,10]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.111%	4/26/23	660	508
	Brown & Brown Inc.	4.200%	9/15/24	1,120	1,233
	Canadian Imperial Bank of Commerce	2.606%	7/22/23	1,180	1,211
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	980	1,043
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	570	560
	Capital One Bank USA NA	2.014%	1/27/23	2,100	2,121
	Capital One Bank USA NA	3.375%	2/15/23	1,125	1,181
	Capital One Bank USA NA	2.280%	1/28/26	1,482	1,517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital One Financial Corp.	3.050%	3/9/22	1,140	1,166
	Capital One Financial Corp.	2.600%	5/11/23	135	140
	Capital One Financial Corp.	3.500%	6/15/23	40	43
	Capital One Financial Corp.	3.750%	4/24/24	500	540
	Capital One Financial Corp.	3.300%	10/30/24	500	538
	Capital One NA	2.250%	9/13/21	450	453
	Charles Schwab Corp.	3.550%	2/1/24	160	173
	Charles Schwab Corp.	0.750%	3/18/24	1,100	1,105
	Charles Schwab Corp.	4.200%	3/24/25	323	361
	Charles Schwab Corp.	3.850%	5/21/25	1,120	1,235
	Charles Schwab Corp.	0.900%	3/11/26	960	947
	Chubb INA Holdings Inc.	2.700%	3/13/23	725	755
	Chubb INA Holdings Inc.	3.350%	5/15/24	3,172	3,413
	Chubb INA Holdings Inc.	3.150%	3/15/25	748	804
	Chubb INA Holdings Inc.	3.350%	5/3/26	1,090	1,186
	CIT Group Inc.	4.750%	2/16/24	205	222
	CIT Group, Inc.	3.929%	6/19/24	250	263
	Citibank NA	3.650%	1/23/24	500	541
[6,10]	Citibank NA, 3M Australian Bank Bill Rate + 0.750%	0.763%	5/20/22	500	382
	Citigroup Inc.	4.500%	1/14/22	340	351
	Citigroup Inc.	2.750%	4/25/22	1,185	1,212
	Citigroup Inc.	2.312%	11/4/22	1,949	1,969
	Citigroup Inc.	3.142%	1/24/23	975	994
	Citigroup Inc.	3.500%	5/15/23	500	529
	Citigroup Inc.	2.876%	7/24/23	1,440	1,483
	Citigroup Inc.	1.678%	5/15/24	1,345	1,369
	Citigroup Inc.	4.044%	6/1/24	2,250	2,409
	Citigroup Inc.	3.750%	6/16/24	200	218
	Citigroup Inc.	0.776%	10/30/24	880	878
	Citigroup Inc.	3.875%	3/26/25	795	861
	Citigroup Inc.	3.352%	4/24/25	2,500	2,675
	Citigroup Inc.	3.300%	4/27/25	395	425
	Citigroup Inc.	4.400%	6/10/25	887	984
	Citigroup Inc.	5.500%	9/13/25	60	70
	Citigroup Inc.	4.600%	3/9/26	675	760
	Citigroup Inc.	3.106%	4/8/26	1,535	1,634
	Citigroup Inc.	3.200%	10/21/26	230	247
	Citigroup Inc.	1.122%	1/28/27	900	878
[6,10]	Citigroup Inc., 3M Australian Bank Bill Rate + 1.550%	1.560%	5/4/21	1,137	864
[6,10]	Citigroup Inc., 3M Australian Bank Bill Rate + 1.720%	1.731%	10/27/23	200	156
	Citizens Bank NA	3.250%	2/14/22	1,125	1,150
	CNO Financial Group Inc.	5.250%	5/30/25	750	851
[6,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.650%	2.680%	6/3/26	100	76
	Cooperatieve Rabobank UA	3.950%	11/9/22	250	263
[7]	Cooperatieve Rabobank UA	3.875%	9/26/23	1,245	1,342
	Cooperatieve Rabobank UA	4.625%	12/1/23	2,084	2,282
[8]	Cooperatieve Rabobank UA	0.625%	2/27/24	500	599
[7]	Cooperatieve Rabobank UA	2.625%	7/22/24	1,015	1,071
	Cooperatieve Rabobank UA	4.375%	8/4/25	500	554
[7]	Cooperatieve Rabobank UA	1.106%	2/24/27	750	731
[9]	Credit Agricole SA	7.375%	12/18/23	650	1,047
[7]	Credit Agricole SA	1.247%	1/26/27	835	817
	Credit Suisse AG	1.000%	5/5/23	500	502
	Credit Suisse AG	0.495%	2/2/24	535	528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse AG	3.625%	9/9/24	1,190	1,287
	Credit Suisse AG	2.950%	4/9/25	1,100	1,160
[6,10]	Credit Suisse AG, 3M Australian Bank Bill Rate + 1.150%	1.180%	5/26/23	1,000	770
[7]	Credit Suisse Group AG	3.574%	1/9/23	1,105	1,130
	Credit Suisse Group AG	3.800%	6/9/23	830	879
[7]	Credit Suisse Group AG	4.207%	6/12/24	2,370	2,530
	Credit Suisse Group AG	3.750%	3/26/25	915	984
[7]	Credit Suisse Group AG	2.193%	6/5/26	420	427
[7]	Credit Suisse Group AG	1.305%	2/2/27	600	578
[6,10]	Credit Suisse Group AG, 3M Australian Bank Bill Rate + 1.250%	1.287%	3/8/24	310	236
[7]	Danske Bank A/S	2.000%	9/8/21	800	806
[7]	Danske Bank A/S	3.001%	9/20/22	1,000	1,010
[7]	Danske Bank A/S	3.875%	9/12/23	1,000	1,071
[7]	Danske Bank A/S	1.171%	12/8/23	1,530	1,536
[8]	Danske Bank A/S	1.000%	5/15/31	100	117
	Deutsche Bank AG	2.222%	9/18/24	935	959
	Deutsche Bank AG	1.686%	3/19/26	725	724
	Deutsche Bank AG	2.129%	11/24/26	1,075	1,074
	Deutsche Bank NY	1.000%	4/1/25	860	860
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	1,160	1,208
[7,11]	Dexia Credit Local SA	2.375%	9/20/22	250	258
	Discover Bank	4.200%	8/8/23	635	685
	Discover Bank	2.450%	9/12/24	1,050	1,098
	Discover Bank	4.682%	8/9/28	550	584
	Discover Financial Services	3.950%	11/6/24	165	180
[7]	DNB Bank ASA	1.127%	9/16/26	720	709
	Equitable Holdings Inc.	3.900%	4/20/23	992	1,054
[8]	FCA Bank SPA	1.250%	6/21/22	670	798
[8]	FCA Bank SPA	0.625%	11/24/22	300	355
[7]	Fidelity & Guaranty Life Holdings Inc.	5.500%	5/1/25	965	1,101
	Fidelity National Financial Inc.	5.500%	9/1/22	80	85
	Fifth Third Bancorp	3.650%	1/25/24	900	970
	Fifth Third Bank NA	1.800%	1/30/23	300	308
	First Republic Bank	2.500%	6/6/22	1,765	1,804
	First Republic Bank	1.912%	2/12/24	1,760	1,801
[7]	Five Corners Funding Trust	4.419%	11/15/23	3,113	3,412
	Franklin Resources Inc.	2.800%	9/15/22	530	548
	FS KKR Capital Corp.	3.400%	1/15/26	690	684
[7]	GA Global Funding Trust	1.000%	4/8/24	865	864
[7]	GA Global Funding Trust	1.625%	1/15/26	390	388
	GATX Corp.	3.250%	3/30/25	60	64
[7]	GE Capital Funding LLC	3.450%	5/15/25	405	438
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	976	1,058
	Goldman Sachs Group Inc.	5.750%	1/24/22	763	796
	Goldman Sachs Group Inc.	3.000%	4/26/22	1,557	1,559
	Goldman Sachs Group Inc.	2.876%	10/31/22	1,967	1,993
	Goldman Sachs Group Inc.	0.481%	1/27/23	2,000	1,995
	Goldman Sachs Group Inc.	2.908%	6/5/23	807	828
	Goldman Sachs Group Inc.	2.905%	7/24/23	1,143	1,176
	Goldman Sachs Group Inc.	0.627%	11/17/23	740	739
	Goldman Sachs Group Inc.	3.625%	2/20/24	1,820	1,959
	Goldman Sachs Group Inc.	4.000%	3/3/24	690	752
	Goldman Sachs Group Inc.	0.673%	3/8/24	1,025	1,024
	Goldman Sachs Group Inc.	3.850%	7/8/24	1,575	1,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	3.500%	1/23/25	1,545	1,667
[8]	Goldman Sachs Group Inc.	3.375%	3/27/25	900	1,188
	Goldman Sachs Group Inc.	3.500%	4/1/25	1,560	1,687
	Goldman Sachs Group Inc.	3.750%	5/22/25	700	763
	Goldman Sachs Group Inc.	3.272%	9/29/25	3,207	3,436
	Goldman Sachs Group Inc.	4.250%	10/21/25	1,310	1,460
	Goldman Sachs Group Inc.	3.500%	11/16/26	845	916
	Goldman Sachs Group Inc.	1.093%	12/9/26	1,370	1,340
	Goldman Sachs Group Inc.	1.431%	3/9/27	1,030	1,022
[6,10]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.210%	5/16/23	1,030	790
[6,10]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.370%	1.407%	9/8/21	520	397
	Goldman Sachs Group Inc., SOFR + 0.609%	0.855%	2/12/26	760	747
[7]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	460	452
[8]	Hamburg Commercial Bank AG	0.500%	5/23/22	500	589
	HSBC Holdings plc	3.262%	3/13/23	2,870	2,942
	HSBC Holdings plc	3.600%	5/25/23	2,220	2,362
	HSBC Holdings plc	3.033%	11/22/23	2,991	3,114
[12]	HSBC Holdings plc	3.196%	12/5/23	1,600	1,345
	HSBC Holdings plc	4.250%	3/14/24	1,025	1,115
	HSBC Holdings plc	3.950%	5/18/24	1,775	1,892
	HSBC Holdings plc	3.803%	3/11/25	2,120	2,284
	HSBC Holdings plc	4.250%	8/18/25	1,300	1,432
	HSBC Holdings plc	2.633%	11/7/25	1,084	1,131
	HSBC Holdings plc	1.645%	4/18/26	2,880	2,869
	HSBC Holdings plc	2.099%	6/4/26	2,700	2,748
	HSBC Holdings plc	4.292%	9/12/26	1,120	1,239
[9]	HSBC Holdings plc	1.750%	7/24/27	500	695
[6,9]	HSBC Holdings plc, 1 year GBP Swap + 0.936%	2.175%	6/27/23	500	701
[6,10]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	1.110%	2/16/24	200	152
	Huntington Bancshares Inc.	4.350%	2/4/23	200	213
	Huntington National Bank	2.500%	8/7/22	1,132	1,163
	Huntington National Bank	3.550%	10/6/23	1,265	1,360
	ING Groep NV	3.550%	4/9/24	200	215
	ING Groep NV	1.726%	4/1/27	580	580
	Intercontinental Exchange Inc.	0.700%	6/15/23	860	861
	Intercontinental Exchange Inc.	4.000%	10/15/23	630	682
	Intercontinental Exchange Inc.	3.750%	12/1/25	390	428
[7]	Intesa Sanpaolo SPA	3.250%	9/23/24	1,690	1,800
	Invesco Finance plc	3.125%	11/30/22	970	1,012
	Invesco Finance plc	4.000%	1/30/24	1,370	1,495
	Invesco Finance plc	3.750%	1/15/26	90	99
[8]	JAB Holdings BV	1.250%	5/22/24	400	486
	Jefferies Group LLC	5.125%	1/20/23	550	593
	JPMorgan Chase & Co.	2.972%	1/15/23	1,916	1,955
	JPMorgan Chase & Co.	3.207%	4/1/23	1,836	1,884
	JPMorgan Chase & Co.	2.776%	4/25/23	1,779	1,821
	JPMorgan Chase & Co.	2.700%	5/18/23	407	425
	JPMorgan Chase & Co.	3.559%	4/23/24	1,215	1,282
	JPMorgan Chase & Co.	3.625%	5/13/24	735	801
	JPMorgan Chase & Co.	1.514%	6/1/24	950	969
	JPMorgan Chase & Co.	3.797%	7/23/24	480	514
	JPMorgan Chase & Co.	3.875%	9/10/24	100	110
	JPMorgan Chase & Co.	0.653%	9/16/24	635	635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	4.023%	12/5/24	3,392	3,667
	JPMorgan Chase & Co.	3.125%	1/23/25	670	716
[6]	JPMorgan Chase & Co.	0.563%	2/16/25	800	792
	JPMorgan Chase & Co.	3.220%	3/1/25	2,667	2,848
	JPMorgan Chase & Co.	3.900%	7/15/25	350	385
	JPMorgan Chase & Co.	2.301%	10/15/25	3,435	3,563
	JPMorgan Chase & Co.	2.005%	3/13/26	2,540	2,611
	JPMorgan Chase & Co.	2.083%	4/22/26	3,335	3,415
	JPMorgan Chase & Co.	1.045%	11/19/26	2,015	1,966
	JPMorgan Chase & Co.	1.040%	2/4/27	1,325	1,288
	KeyBank NA	0.423%	1/3/24	1,070	1,068
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	120	120
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	45	44
	Lazard Group LLC	3.750%	2/13/25	230	249
[8]	LeasePlan Corp. NV	1.000%	2/25/22	335	397
	Lehman Brothers E-Capital Trust I	1.000%	8/19/65	210	—
	Lincoln National Corp.	4.000%	9/1/23	453	489
	Lloyds Banking Group plc	2.858%	3/17/23	2,065	2,107
	Lloyds Banking Group plc	1.326%	6/15/23	2,040	2,061
	Lloyds Banking Group plc	4.050%	8/16/23	1,450	1,564
	Lloyds Banking Group plc	2.907%	11/7/23	4,000	4,139
	Lloyds Banking Group plc	3.900%	3/12/24	500	542
	Lloyds Banking Group plc	0.695%	5/11/24	1,740	1,737
	Lloyds Banking Group plc	4.500%	11/4/24	550	609
	Lloyds Banking Group plc	4.450%	5/8/25	765	855
	Lloyds Banking Group plc	3.870%	7/9/25	871	948
	Lloyds Banking Group plc	4.582%	12/10/25	1,075	1,199
	Lloyds Banking Group plc	2.438%	2/5/26	300	310
	Lloyds Banking Group plc	1.627%	5/11/27	585	578
[7]	LSEGA Financing plc	0.650%	4/6/24	1,200	1,192
[7]	LSEGA Financing plc	1.375%	4/6/26	980	970
[10]	Macquarie Bank Ltd.	1.750%	6/21/22	90	69
[6,10]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.750%	0.781%	6/21/22	1,860	1,421
[10]	Macquarie Group Ltd.	3.250%	12/15/22	400	309
[7]	Macquarie Group Ltd.	3.189%	11/28/23	275	286
	Macquarie Group Ltd.	3.189%	11/28/23	960	999
[7]	Macquarie Group Ltd.	1.340%	1/12/27	515	504
[6,10]	Macquarie Group Ltd., 3M Australian Bank Bill Rate + 1.150%	1.187%	12/15/22	1,150	877
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	172	181
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	387	417
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	250	269
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	882	956
[7]	MassMutual Global Funding II	2.750%	6/22/24	2,200	2,331
	MetLife Inc.	3.600%	4/10/24	205	223
[7]	Metropolitan Life Global Funding I	1.950%	1/13/23	280	288
[7]	Metropolitan Life Global Funding I	0.900%	6/8/23	540	544
[7]	Metropolitan Life Global Funding I	0.400%	1/7/24	510	506
[7]	Metropolitan Life Global Funding I	3.600%	1/11/24	405	437
[8]	Metropolitan Life Global Funding I	0.375%	4/9/24	495	589
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	1,875	1,925
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	1,210	1,243
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	1,293	1,330
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	3,270	3,502
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	209

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,575	1,687
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	660	699
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	2,515	2,509
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	2,950	3,038
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	2,100	2,292
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,035	1,034
[7]	Mizuho Bank Ltd.	2.950%	10/17/22	480	499
[7]	Mizuho Bank Ltd.	3.750%	4/16/24	240	261
[7]	Mizuho Bank Ltd.	3.600%	9/25/24	400	438
	Mizuho Financial Group Inc.	2.273%	9/13/21	160	161
	Mizuho Financial Group Inc.	2.953%	2/28/22	915	936
	Mizuho Financial Group Inc.	2.721%	7/16/23	1,800	1,849
	Mizuho Financial Group Inc.	1.241%	7/10/24	1,410	1,426
	Mizuho Financial Group Inc.	2.555%	9/13/25	552	561
	Mizuho Financial Group Inc.	2.226%	5/25/26	600	616
	Mizuho Financial Group Inc.	1.234%	5/22/27	940	913
	Morgan Stanley	5.500%	7/28/21	750	762
	Morgan Stanley	2.750%	5/19/22	1,395	1,433
	Morgan Stanley	4.875%	11/1/22	740	789
[8]	Morgan Stanley	1.000%	12/2/22	800	957
	Morgan Stanley	3.125%	1/23/23	3,540	3,706
	Morgan Stanley	3.750%	2/25/23	1,355	1,436
	Morgan Stanley	4.100%	5/22/23	800	855
	Morgan Stanley	0.560%	11/10/23	1,470	1,469
	Morgan Stanley	0.529%	1/25/24	3,190	3,182
	Morgan Stanley	3.737%	4/24/24	962	1,022
	Morgan Stanley	3.700%	10/23/24	1,115	1,218
	Morgan Stanley	2.720%	7/22/25	4,058	4,272
	Morgan Stanley	4.000%	7/23/25	1,320	1,467
	Morgan Stanley	0.864%	10/21/25	390	388
	Morgan Stanley	5.000%	11/24/25	1,095	1,254
	Morgan Stanley	2.188%	4/28/26	1,847	1,908
	Morgan Stanley	0.985%	12/10/26	1,105	1,077
	MUFG Americas Holdings Corp.	3.500%	6/18/22	226	234
	MUFG Americas Holdings Corp.	3.000%	2/10/25	285	302
	MUFG Union Bank NA	3.150%	4/1/22	950	975
	MUFG Union Bank NA	2.100%	12/9/22	1,000	1,027
	Nasdaq Inc.	0.445%	12/21/22	320	320
	Nasdaq Inc.	4.250%	6/1/24	100	109
[7]	National Bank of Canada	2.150%	10/7/22	500	511
	National Bank of Canada	2.100%	2/1/23	1,330	1,366
	National Bank of Canada	0.550%	11/15/24	1,140	1,135
[7]	National Securities Clearing Corp.	0.750%	12/7/25	500	487
[7]	Nationwide Building Society	3.766%	3/8/24	200	211
[7]	Nationwide Building Society	4.363%	8/1/24	950	1,026
[7]	Nationwide Building Society	1.000%	8/28/25	800	784
[8]	Nationwide Building Society	2.000%	7/25/29	1,485	1,829
	Natwest Group plc	3.498%	5/15/23	740	761
	Natwest Group plc	3.875%	9/12/23	510	546
	Natwest Group plc	2.359%	5/22/24	320	331
	Natwest Group plc	4.519%	6/25/24	905	977
	Natwest Group plc	4.269%	3/22/25	2,553	2,774
	Natwest Group plc	3.754%	11/1/29	1,180	1,254
[7]	New York Life Global Funding	1.100%	5/5/23	180	182
	Nomura Holdings Inc.	2.648%	1/16/25	800	824
	Nomura Holdings Inc.	1.851%	7/16/25	1,015	1,013
[7]	Nordea Bank Abp	1.000%	6/9/23	400	404
[7]	Nordea Bank Abp	0.750%	8/28/25	1,200	1,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Northwestern Mutual Global Funding	0.800%	1/14/26	510	499
[7]	Nuveen Finance LLC	4.125%	11/1/24	488	541
[8]	Nykredit Realkredit AS	0.250%	1/20/23	1,000	1,180
	ORIX Corp.	4.050%	1/16/24	150	163
	Owl Rock Capital Corp.	3.750%	7/22/25	330	342
	Owl Rock Capital Corp.	4.250%	1/15/26	60	63
	Owl Rock Capital Corp.	3.400%	7/15/26	770	780
[7]	Pacific Life Global Funding II	1.200%	6/24/25	560	555
[9]	Pension Insurance Corp. plc	6.500%	7/3/24	295	468
[9]	Phoenix Group Holdings plc	6.625%	12/18/25	200	330
	PNC Bank NA	2.700%	11/1/22	330	341
	PNC Bank NA	2.028%	12/9/22	940	950
	PNC Bank NA	3.800%	7/25/23	750	803
	PNC Bank NA	3.300%	10/30/24	1,124	1,223
	PNC Bank NA	2.950%	2/23/25	690	736
	PNC Bank NA	3.250%	6/1/25	1,860	2,007
	PNC Financial Services Group Inc.	2.854%	11/9/22	523	543
	PNC Financial Services Group Inc.	3.900%	4/29/24	248	270
	Prudential Financial Inc.	4.500%	11/16/21	160	164
	Prudential Financial Inc.	5.200%	3/15/44	85	91
[7]	Reliance Standard Life Global Funding II	2.150%	1/21/23	400	411
[7]	Reliance Standard Life Global Funding II	3.850%	9/19/23	1,120	1,204
[9]	Rothesay Life plc	8.000%	10/30/25	445	767
	Royal Bank of Canada	1.600%	4/17/23	1,000	1,024
	Royal Bank of Canada	3.700%	10/5/23	1,865	2,009
	Royal Bank of Canada	0.500%	10/26/23	940	939
	Royal Bank of Canada	2.550%	7/16/24	3,047	3,216
	Royal Bank of Canada	2.250%	11/1/24	5,165	5,405
	Royal Bank of Canada	1.150%	6/10/25	550	548
	Santander Holdings USA Inc.	3.700%	3/28/22	874	897
	Santander Holdings USA Inc.	3.400%	1/18/23	1,480	1,543
	Santander Holdings USA Inc.	3.500%	6/7/24	2,410	2,568
	Santander Holdings USA Inc.	3.450%	6/2/25	415	442
	Santander Holdings USA Inc.	4.500%	7/17/25	560	615
	Santander UK Group Holdings plc	3.571%	1/10/23	620	633
	Santander UK Group Holdings plc	3.373%	1/5/24	2,017	2,107
	Santander UK Group Holdings plc	4.796%	11/15/24	820	901
	Santander UK Group Holdings plc	1.532%	8/21/26	675	667
	Santander UK plc	2.100%	1/13/23	946	975
	Santander UK plc	4.000%	3/13/24	1,730	1,888
	Santander UK plc	2.875%	6/18/24	327	348
[9]	Scottish Widows Ltd.	5.500%	6/16/23	490	738
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	300	298
[7]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	2,390	2,394
[7]	Skandinaviska Enskilda Banken AB	0.850%	9/2/25	200	196
[7]	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	445	447
[7]	Standard Chartered plc	1.319%	10/14/23	630	635
[7]	Standard Chartered plc	0.991%	1/12/25	1,205	1,199
[7]	Standard Chartered plc	1.214%	3/23/25	435	435
[7]	Standard Chartered plc	1.456%	1/14/27	375	365
	State Street Corp.	2.825%	3/30/23	405	415
	State Street Corp.	3.776%	12/3/24	580	625
	State Street Corp.	3.550%	8/18/25	866	950
	State Street Corp.	2.354%	11/1/25	1,861	1,950
	State Street Corp.	2.901%	3/30/26	270	287
	Stifel Financial Corp.	4.250%	7/18/24	485	537

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,10]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.950%	0.988%	6/5/23	1,000	769
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	429	434
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	3,002	3,091
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	1,380	1,424
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	2,205	2,306
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	2,320	2,485
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	150	162
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	230	229
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	5,210	5,500
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	200	210
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	1,020	1,057
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	1,380	1,377
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	470	457
[6,10]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.237%	3/7/23	263	202
[6,10]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	1.260%	10/16/24	985	759
[6,10]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.270%	1.300%	3/29/22	1,227	939
[7]	Svenska Handelsbanken AB	0.625%	6/30/23	1,270	1,276
[10]	Svenska Handelsbanken AB	3.250%	9/27/23	390	315
[8]	Svenska Handelsbanken AB	0.125%	6/18/24	410	486
[7]	Swedbank AB	0.600%	9/25/23	1,070	1,071
	Synchrony Bank	3.000%	6/15/22	400	410
	Synchrony Financial	2.850%	7/25/22	780	801
	Synchrony Financial	4.375%	3/19/24	840	913
	Synchrony Financial	4.250%	8/15/24	1,315	1,428
	Synchrony Financial	4.500%	7/23/25	1,345	1,486
	TD Ameritrade Holding Corp.	3.625%	4/1/25	100	109
	Toronto-Dominion Bank	0.750%	6/12/23	3,050	3,071
	Toronto-Dominion Bank	3.500%	7/19/23	1,585	1,699
[8]	Toronto-Dominion Bank	0.625%	7/20/23	410	490
	Toronto-Dominion Bank	0.450%	9/11/23	2,410	2,403
	Toronto-Dominion Bank	0.550%	3/4/24	1,180	1,178
	Toronto-Dominion Bank	2.650%	6/12/24	865	914
	Toronto-Dominion Bank	1.150%	6/12/25	1,050	1,049
	Toronto-Dominion Bank	0.750%	9/11/25	1,945	1,906
[6,10]	Toronto-Dominion Bank, 3M Australian Bank Bill Rate + 1.000%	1.016%	7/10/24	1,110	855
	Truist Bank	3.200%	4/1/24	4,811	5,157
	Truist Bank	3.689%	8/2/24	1,150	1,227
	Truist Bank	2.150%	12/6/24	2,780	2,898
	Truist Bank	1.500%	3/10/25	1,180	1,196
	Truist Bank	2.636%	9/17/29	500	522
	Truist Financial Corp.	3.950%	3/22/22	100	103
	Truist Financial Corp.	2.200%	3/16/23	1,040	1,075
	Truist Financial Corp.	3.750%	12/6/23	215	233
	Truist Financial Corp.	2.500%	8/1/24	1,975	2,080
	Truist Financial Corp.	2.850%	10/26/24	45	48
	Truist Financial Corp.	1.200%	8/5/25	735	732
	Truist Financial Corp.	1.267%	3/2/27	470	463
	U.S. Bancorp	3.700%	1/30/24	1,139	1,234
	U.S. Bancorp	3.375%	2/5/24	1,706	1,838
	U.S. Bancorp	2.400%	7/30/24	2,167	2,284
	U.S. Bancorp	3.600%	9/11/24	490	533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	U.S. Bancorp	1.450%	5/12/25	1,200	1,213
	U.S. Bank NA	2.050%	1/21/25	1,250	1,293
[7]	UBS AG	0.450%	2/9/24	740	737
[7]	UBS Group AG	3.491%	5/23/23	210	217
[7]	UBS Group AG	2.859%	8/15/23	1,872	1,929
[7]	UBS Group AG	1.008%	7/30/24	1,285	1,292
[8]	UBS Group AG	1.500%	11/30/24	295	359
[6,8]	UniCredit SpA, 3M Euribor + 1.550%	1.250%	6/25/25	595	717
[8]	Unione di Banche Italiane SPA	1.000%	7/22/22	295	351
	Voya Financial Inc.	3.125%	7/15/24	1,005	1,074
[13]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	4.600%	4/1/21	673	673
	Wells Fargo & Co.	2.100%	7/26/21	800	805
[9]	Wells Fargo & Co.	2.125%	4/22/22	705	986
	Wells Fargo & Co.	3.450%	2/13/23	1,500	1,580
	Wells Fargo & Co.	3.750%	1/24/24	2,775	3,001
[8]	Wells Fargo & Co.	0.500%	4/26/24	515	612
	Wells Fargo & Co.	1.654%	6/2/24	1,680	1,712
	Wells Fargo & Co.	3.300%	9/9/24	534	576
	Wells Fargo & Co.	3.000%	2/19/25	3,050	3,239
	Wells Fargo & Co.	3.550%	9/29/25	1,358	1,478
	Wells Fargo & Co.	2.406%	10/30/25	3,310	3,448
	Wells Fargo & Co.	2.164%	2/11/26	1,790	1,846
	Wells Fargo & Co.	2.188%	4/30/26	2,670	2,751
[6,10]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.100%	1.111%	4/27/22	657	502
[6,10]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.320%	1.331%	7/27/21	1,635	1,245
	Wells Fargo Bank NA	2.082%	9/9/22	3,750	3,777
[9]	Wells Fargo Bank NA	5.250%	8/1/23	1,000	1,514
	Wells Fargo Bank NA	3.550%	8/14/23	4,184	4,477
	Westpac Banking Corp.	3.300%	2/26/24	2,600	2,798
	Westpac Banking Corp.	2.894%	2/4/30	1,509	1,547
[6,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	1.831%	6/22/28	1,800	1,388
	Willis North America Inc.	3.600%	5/15/24	2,165	2,327
					607,408
Health Care (7.7%)
	AbbVie Inc.	3.375%	11/14/21	1,778	1,810
	AbbVie Inc.	2.150%	11/19/21	8,500	8,592
	AbbVie Inc.	5.000%	12/15/21	820	839
	AbbVie Inc.	3.450%	3/15/22	2,345	2,399
	AbbVie Inc.	3.250%	10/1/22	416	430
	AbbVie Inc.	2.900%	11/6/22	3,380	3,503
	AbbVie Inc.	3.200%	11/6/22	2,058	2,134
	AbbVie Inc.	2.300%	11/21/22	6,500	6,681
	AbbVie Inc.	2.800%	3/15/23	200	208
	AbbVie Inc.	2.850%	5/14/23	100	104
[8]	AbbVie Inc.	1.250%	6/1/24	495	601
	AbbVie Inc.	3.850%	6/15/24	1,914	2,077
	AbbVie Inc.	2.600%	11/21/24	6,762	7,115
	AbbVie Inc.	3.800%	3/15/25	1,432	1,561
	AbbVie Inc.	3.600%	5/14/25	270	293
	Aetna Inc.	2.750%	11/15/22	375	386
	Aetna Inc.	2.800%	6/15/23	1,466	1,529
	Aetna Inc.	3.500%	11/15/24	330	356
	AmerisourceBergen Corp.	0.737%	3/15/23	2,000	2,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	2.700%	5/1/22	565	577
	Amgen Inc.	2.650%	5/11/22	510	522
	Amgen Inc.	1.900%	2/21/25	500	515
	Amgen Inc.	3.125%	5/1/25	300	322
	Anthem Inc.	0.450%	3/15/23	1,460	1,461
	Anthem Inc.	2.375%	1/15/25	545	569
	Anthem Inc.	1.500%	3/15/26	795	796
	AstraZeneca plc	2.375%	6/12/22	90	92
	AstraZeneca plc	3.500%	8/17/23	290	309
	AstraZeneca plc	3.375%	11/16/25	1,500	1,633
[7]	Bausch Health Cos. Inc.	7.000%	3/15/24	226	231
[7]	Bausch Health Cos. Inc.	6.125%	4/15/25	395	405
[7]	Bausch Health Cos. Inc.	5.500%	11/1/25	60	62
[7]	Bausch Health Cos. Inc.	5.750%	8/15/27	70	75
[7]	Bausch Health Cos. Inc.	7.000%	1/15/28	30	33
	Baxalta Inc.	3.600%	6/23/22	100	103
	Baxalta Inc.	4.000%	6/23/25	200	221
[7]	Bayer U.S. Finance II LLC	4.250%	12/15/25	2,205	2,449
[7]	Bayer U.S. Finance LLC	3.375%	10/8/24	500	537
[7]	Bayer US Finance II LLC	3.875%	12/15/23	3,087	3,327
	Becton Dickinson and Co.	2.894%	6/6/22	342	351
	Becton Dickinson and Co.	3.363%	6/6/24	1,932	2,070
	Biogen Inc.	3.625%	9/15/22	1,275	1,331
	Biogen Inc.	4.050%	9/15/25	200	222
	Boston Scientific Corp.	3.450%	3/1/24	1,835	1,968
	Boston Scientific Corp.	1.900%	6/1/25	860	882
	Boston Scientific Corp.	3.750%	3/1/26	77	85
	Bristol-Myers Squibb Co.	3.250%	2/20/23	336	353
	Bristol-Myers Squibb Co.	0.537%	11/13/23	1,500	1,501
	Bristol-Myers Squibb Co.	2.900%	7/26/24	4,286	4,584
	Bristol-Myers Squibb Co.	3.875%	8/15/25	236	261
	Bristol-Myers Squibb Co.	0.750%	11/13/25	1,500	1,473
	Cardinal Health Inc.	3.079%	6/15/24	495	526
[7]	Centene Corp.	5.375%	6/1/26	330	345
	Cigna Corp.	3.050%	11/30/22	850	882
	Cigna Corp.	3.000%	7/15/23	1,795	1,884
	Cigna Corp.	3.750%	7/15/23	1,253	1,340
	Cigna Corp.	3.500%	6/15/24	1,833	1,975
	Cigna Corp.	3.250%	4/15/25	1,000	1,070
	Cigna Corp.	4.125%	11/15/25	2,495	2,784
	CIGNA Corp.	0.613%	3/15/24	1,000	996
	CIGNA Corp.	1.250%	3/15/26	500	494
	CommonSpirit Health	4.200%	8/1/23	100	108
	CommonSpirit Health	2.760%	10/1/24	1,400	1,483
	CommonSpirit Health	1.547%	10/1/25	725	730
	Coventry Health Care Inc.	5.450%	6/15/21	250	251
	CVS Health Corp.	3.500%	7/20/22	1,000	1,034
	CVS Health Corp.	2.750%	12/1/22	1,200	1,238
	CVS Health Corp.	3.700%	3/9/23	3,585	3,799
	CVS Health Corp.	2.625%	8/15/24	1,400	1,473
	CVS Health Corp.	4.100%	3/25/25	1,728	1,914
[8]	Danaher Corp.	1.700%	3/30/24	490	605
	DH Europe Finance II Sarl	2.050%	11/15/22	2,730	2,798
	DH Europe Finance II Sarl	2.200%	11/15/24	2,900	3,019
	Dignity Health	3.812%	11/1/24	30	32
	Encompass Health Corp.	4.500%	2/1/28	60	61
	Gilead Sciences Inc.	3.250%	9/1/22	858	887
	Gilead Sciences Inc.	2.500%	9/1/23	1,125	1,173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	0.750%	9/29/23	2,800	2,800
	Gilead Sciences Inc.	3.700%	4/1/24	3,022	3,255
	Gilead Sciences Inc.	3.500%	2/1/25	2,442	2,643
	Gilead Sciences Inc.	3.650%	3/1/26	720	790
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	770	817
[8]	GlaxoSmithKline Capital plc	0.125%	5/12/23	410	484
	GlaxoSmithKline Capital plc	0.534%	10/1/23	475	476
	GlaxoSmithKline Capital plc	3.000%	6/1/24	4,091	4,368
	HCA Inc.	4.750%	5/1/23	1,000	1,077
	HCA Inc.	5.000%	3/15/24	2,729	3,033
	HCA Inc.	5.375%	2/1/25	155	172
	HCA Inc.	5.250%	4/15/25	1,700	1,940
[7]	Hill-Rom Holdings Inc.	4.375%	9/15/27	135	139
	Humana Inc.	3.850%	10/1/24	460	502
	Humana Inc.	4.500%	4/1/25	1,500	1,680
	Illumina Inc.	0.550%	3/23/23	500	500
	Laboratory Corp. of America Holdings	3.750%	8/23/22	1,700	1,761
	Laboratory Corp. of America Holdings	3.250%	9/1/24	200	214
	Laboratory Corp. of America Holdings	3.600%	2/1/25	300	324
	McKesson Corp.	2.700%	12/15/22	1,900	1,959
	McKesson Corp.	2.850%	3/15/23	650	674
	McKesson Corp.	3.796%	3/15/24	2,300	2,492
	McKesson Corp.	0.900%	12/3/25	500	488
[8]	Medtronic Global Holdings SCA	0.000%	3/15/23	2,155	2,538
	Medtronic Inc.	3.500%	3/15/25	922	1,010
	Merck & Co. Inc.	2.750%	2/10/25	410	437
[7]	Mylan Inc.	3.125%	1/15/23	865	901
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	200	213
	Pfizer Inc.	0.800%	5/28/25	1,090	1,081
	Quest Diagnostics Inc.	3.500%	3/30/25	345	373
[7]	Royalty Pharma plc	0.750%	9/2/23	2,285	2,275
[7]	Royalty Pharma plc	1.200%	9/2/25	750	735
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,200	2,313
	SSM Health Care Corp.	3.688%	6/1/23	1,525	1,615
	Stryker Corp.	3.375%	5/15/24	250	268
	Stryker Corp.	1.150%	6/15/25	1,500	1,495
[7]	Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	450	456
[8]	Takeda Pharmaceutical Co. Ltd.	1.125%	11/21/22	490	587
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	957	1,045
[7]	Tenet Healthcare Corp.	4.625%	9/1/24	50	51
[7]	Tenet Healthcare Corp.	7.500%	4/1/25	20	21
[7]	Tenet Healthcare Corp.	4.875%	1/1/26	195	202
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	450	499
	UnitedHealth Group Inc.	2.375%	10/15/22	900	928
	UnitedHealth Group Inc.	2.875%	3/15/23	775	811
	UnitedHealth Group Inc.	3.500%	2/15/24	743	804
	UnitedHealth Group Inc.	2.375%	8/15/24	1,435	1,508
	UnitedHealth Group Inc.	3.750%	7/15/25	280	309
	UnitedHealth Group Inc.	1.250%	1/15/26	340	339
[8]	Upjohn Finance BV	0.816%	6/23/22	990	1,173
	Utah Acquisition Sub Inc.	3.150%	6/15/21	1,500	1,505
[8]	Utah Acquisition Sub Inc.	2.250%	11/22/24	710	890
[7]	Viatris Inc.	1.125%	6/22/22	2,200	2,213
[7]	Viatris Inc.	1.650%	6/22/25	1,304	1,309
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	655	669
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,520	1,646
	Zoetis Inc.	3.250%	2/1/23	419	437

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zoetis Inc.	4.500%	11/13/25	1,000	1,133
					171,219
Industrials (5.8%)
	3M Co.	2.650%	4/15/25	745	791
[7]	Air Canada	7.750%	4/15/21	1,392	1,388
[4,7]	Air Canada Class B Series 2013-1B Pass Through Trust	5.375%	11/15/22	508	508
[7]	Airbus Finance BV	2.700%	4/17/23	225	235
[7]	Allison Transmission Inc.	4.750%	10/1/27	120	127
[7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	240	249
[7]	Aramark Services Inc.	6.375%	5/1/25	170	180
	Aramark Services Inc.	4.750%	6/1/26	50	51
[7]	Aramark Services Inc.	5.000%	2/1/28	30	31
[10]	Aurizon Network Pty Ltd.	4.000%	6/21/24	240	196
[10]	Australia Pacific Airports Melbourne Pty Ltd.	4.000%	9/15/22	430	337
	Block Financial LLC	5.250%	10/1/25	173	194
	Boeing Co.	2.700%	5/1/22	460	470
	Boeing Co.	1.167%	2/4/23	200	201
	Boeing Co.	4.508%	5/1/23	5,777	6,187
	Boeing Co.	1.875%	6/15/23	775	789
	Boeing Co.	1.433%	2/4/24	6,800	6,806
	Boeing Co.	2.800%	3/1/24	875	912
	Boeing Co.	2.850%	10/30/24	245	256
	Boeing Co.	4.875%	5/1/25	3,105	3,459
	Boeing Co.	2.600%	10/30/25	348	356
	Boeing Co.	2.196%	2/4/26	11,900	11,840
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	365	395
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	230	249
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	55	59
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	471	594
	Canadian Pacific Railway Co.	2.900%	2/1/25	330	350
[7]	Cargo Aircraft Management Inc.	4.750%	2/1/28	85	88
	Carrier Global Corp.	2.242%	2/15/25	4,264	4,406
	Caterpillar Financial Services Corp.	2.550%	11/29/22	10	10
	Caterpillar Financial Services Corp.	0.450%	9/14/23	1,885	1,882
	Caterpillar Financial Services Corp.	3.750%	11/24/23	200	217
	Caterpillar Financial Services Corp.	2.850%	5/17/24	400	426
	Caterpillar Financial Services Corp.	3.300%	6/9/24	550	594
	Caterpillar Financial Services Corp.	2.150%	11/8/24	400	418
	Caterpillar Financial Services Corp.	0.800%	11/13/25	1,000	981
	Caterpillar Inc.	3.400%	5/15/24	400	432
[7]	Clark Equipment Co.	5.875%	6/1/25	60	63
[7]	Clean Harbors Inc.	4.875%	7/15/27	230	243
[7]	Clean Harbors Inc.	5.125%	7/15/29	30	32
	CNH Industrial Capital LLC	4.875%	4/1/21	45	45
	CNH Industrial Capital LLC	3.875%	10/15/21	230	234
	CNH Industrial Capital LLC	4.375%	4/5/22	750	777
	CNH Industrial Capital LLC	1.950%	7/2/23	790	810
	CNH Industrial NV	4.500%	8/15/23	1,620	1,753
[4]	Continental Airlines Series 2005-ERJ1 Pass Through Trust	9.798%	10/1/22	4	3
	CSX Corp.	3.400%	8/1/24	1,565	1,691
	CSX Corp.	3.350%	11/1/25	140	152
[4]	CSX Transportation Inc.	6.251%	1/15/23	80	87
	Cummins Inc.	0.750%	9/1/25	420	413
	Deere & Co.	2.750%	4/15/25	710	756

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Delta Air Lines Class A Series 2007-1 Pass Through Trust	6.821%	2/10/24	113	117
[4]	Delta Air Lines Class B Series 2007-1 Pass Through Trust	8.021%	2/10/24	100	102
	Delta Air Lines Inc.	2.900%	10/28/24	70	70
[7]	Delta Air Lines Inc.	7.000%	5/1/25	890	1,025
[4,7]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.500%	10/20/25	2,230	2,373
	Dover Corp.	3.150%	11/15/25	210	226
	Embraer Netherlands Finance BV	5.050%	6/15/25	119	123
	Embraer Overseas Ltd.	5.696%	9/16/23	37	39
	Embraer SA	5.150%	6/15/22	610	626
	FedEx Corp.	3.400%	1/14/22	170	174
	FedEx Corp.	3.200%	2/1/25	285	307
	FedEx Corp.	3.800%	5/15/25	2,470	2,718
	General Dynamics Corp.	3.250%	4/1/25	1,710	1,849
	General Dynamics Corp.	3.500%	5/15/25	1,070	1,169
[7]	H&E Equipment Services Inc.	3.875%	12/15/28	205	199
[7]	Heathrow Funding Ltd.	4.875%	7/15/23	1,275	1,289
[8]	Honeywell International Inc.	0.000%	3/10/24	200	236
	Honeywell International Inc.	1.350%	6/1/25	950	963
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	1,605	1,751
	John Deere Capital Corp.	2.650%	6/24/24	80	85
[8]	John Deere Cash Management SA	1.375%	4/2/24	495	608
	Johnson Controls International plc	3.625%	7/2/24	303	328
	L3Harris Technologies Inc.	3.850%	6/15/23	3,571	3,810
	L3Harris Technologies Inc.	3.950%	5/28/24	672	729
	L3Harris Technologies Inc.	3.832%	4/27/25	155	170
	Lennox International Inc.	1.350%	8/1/25	230	229
	Lockheed Martin Corp.	2.900%	3/1/25	120	128
[7]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	2,961	3,238
[7]	Mueller Water Products Inc.	5.500%	6/15/26	50	52
[6,10]	New Terminal Financing Co. Pty Ltd., 3M Australian Bank Bill Rate + 1.450%	1.463%	7/12/24	250	186
	Norfolk Southern Corp.	3.650%	8/1/25	270	296
	Norfolk Southern Corp.	2.900%	6/15/26	340	364
	Northrop Grumman Corp.	2.930%	1/15/25	2,192	2,325
	Otis Worldwide Corp.	2.056%	4/5/25	2,560	2,636
	Parker-Hannifin Corp.	3.500%	9/15/22	200	209
	Parker-Hannifin Corp.	3.300%	11/21/24	250	269
[7]	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.125%	8/1/23	140	150
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	120	128
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	3/14/23	340	353
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	1,920	2,064
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	1,910	1,877
	Precision Castparts Corp.	2.500%	1/15/23	400	413
[10]	Qantas Airways Ltd.	7.500%	6/11/21	1,300	999
[10]	Qantas Airways Ltd.	7.750%	5/19/22	1,280	1,039
[10]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	160	127
	Raytheon Technologies Corp.	2.800%	3/15/22	2,410	2,462
	Raytheon Technologies Corp.	2.500%	12/15/22	1,297	1,334
	Raytheon Technologies Corp.	3.650%	8/16/23	308	329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raytheon Technologies Corp.	3.200%	3/15/24	4,495	4,797
	Raytheon Technologies Corp.	3.950%	8/16/25	2,120	2,354
	Republic Services Inc.	2.500%	8/15/24	40	42
	Republic Services Inc.	3.200%	3/15/25	385	412
	Republic Services Inc.	0.875%	11/15/25	500	488
[7]	Rolls-Royce plc	3.625%	10/14/25	245	246
[7]	Rolls-Royce plc	5.750%	10/15/27	115	122
	Ryder System Inc.	2.875%	6/1/22	1,350	1,385
	Ryder System Inc.	2.500%	9/1/22	300	308
	Ryder System Inc.	3.650%	3/18/24	2,105	2,272
[7]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	2,215	2,212
	Southwest Airlines Co.	2.750%	11/16/22	1,000	1,028
	Southwest Airlines Co.	4.750%	5/4/23	2,700	2,915
	Southwest Airlines Co.	5.250%	5/4/25	1,075	1,223
	Stanley Black & Decker Inc.	3.400%	3/1/26	630	692
	Teledyne Technologies Inc.	1.600%	4/1/26	1,750	1,734
[8]	Thales SA	0.000%	5/31/22	600	705
	TransDigm Inc.	6.500%	5/15/25	40	41
[7]	TransDigm Inc.	8.000%	12/15/25	215	234
[7]	TransDigm Inc.	6.250%	3/15/26	190	201
	TransDigm Inc.	5.500%	11/15/27	150	155
	Tyco Electronics Group SA	3.500%	2/3/22	1,215	1,238
	Tyco Electronics Group SA	3.450%	8/1/24	725	782
[4]	UAL Series 2007-1 Pass Through Trust	6.636%	1/2/24	386	396
	Union Pacific Corp.	3.200%	6/8/21	55	55
	Union Pacific Corp.	2.950%	3/1/22	834	855
	Union Pacific Corp.	2.950%	1/15/23	797	828
	Union Pacific Corp.	3.500%	6/8/23	1,475	1,567
	Union Pacific Corp.	3.646%	2/15/24	400	430
	Union Pacific Corp.	3.150%	3/1/24	1,440	1,539
	Union Pacific Corp.	3.250%	1/15/25	50	54
	Union Pacific Corp.	3.250%	8/15/25	230	249
	Union Pacific Corp.	2.750%	3/1/26	300	318
[4]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	300	311
	United Airlines Holdings Inc.	4.875%	1/15/25	140	143
[8]	United Parcel Service Inc.	0.375%	11/15/23	410	488
	United Parcel Service Inc.	2.200%	9/1/24	40	42
	United Rentals North America Inc.	3.875%	11/15/27	207	214
[4]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	104	101
	Waste Management Inc.	2.400%	5/15/23	110	114
	Waste Management Inc.	0.750%	11/15/25	700	683
[7]	WESCO Distribution Inc.	7.250%	6/15/28	155	172
[10]	WSO Finance Pty Ltd.	3.500%	7/14/23	310	247
					130,408
Materials (2.1%)
[7]	Air Liquide Finance SA	2.250%	9/27/23	1,435	1,487
[7]	Arconic Corp.	6.000%	5/15/25	35	37
[7]	Arconic Rolled Products Corp.	6.125%	2/15/28	65	69
[7]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	105	103
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	250	262
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	155	159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	80	83
	Ball Corp.	5.000%	3/15/22	30	31
	Ball Corp.	4.000%	11/15/23	215	227
	Ball Corp.	4.875%	3/15/26	75	84
[7]	Berry Global Inc.	0.950%	2/15/24	2,065	2,060
[7]	Berry Global Inc.	1.570%	1/15/26	2,221	2,185
[7]	Berry Global Inc.	4.875%	7/15/26	195	206
[7]	Berry Global Inc.	5.625%	7/15/27	710	750
	BHP Billiton Finance USA Ltd.	2.875%	2/24/22	40	41
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	30	33
[7]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	60	64
[7]	CANPACK SA / Eastern PA Land Investment Holding LLC	3.125%	11/1/25	60	61
[7]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	1,710	1,800
	Dow Chemical Co.	3.500%	10/1/24	575	619
	Dow Chemical Co.	4.550%	11/30/25	790	894
	Dow Chemical Co.	3.625%	5/15/26	480	527
	DuPont de Nemours Inc.	4.205%	11/15/23	2,856	3,096
	DuPont de Nemours Inc.	4.493%	11/15/25	2,040	2,304
	Eastman Chemical Co.	3.600%	8/15/22	575	595
	Eastman Chemical Co.	3.800%	3/15/25	670	728
	EI du Pont de Nemours and Co.	1.700%	7/15/25	315	319
[7]	Element Solutions Inc.	3.875%	9/1/28	120	118
	FMC Corp.	3.950%	2/1/22	610	623
[7]	FMG Resources August 2006 Pty Ltd.	4.500%	9/15/27	35	37
	Freeport-McMoRan Inc.	4.550%	11/14/24	440	478
	Freeport-McMoRan Inc.	4.375%	8/1/28	270	285
[7]	Georgia-Pacific LLC	0.625%	5/15/24	4,895	4,872
[7]	Georgia-Pacific LLC	1.750%	9/30/25	2,860	2,907
[7]	Georgia-Pacific LLC	0.950%	5/15/26	1,220	1,182
[7]	Graphic Packaging International LLC	0.821%	4/15/24	1,025	1,021
[7]	Graphic Packaging International LLC	1.512%	4/15/26	191	190
[7]	Graphic Packaging International LLC	3.500%	3/15/28	20	20
[7]	Graphic Packaging International LLC	3.500%	3/1/29	63	61
[7]	Hudbay Minerals Inc.	4.500%	4/1/26	80	83
[7]	Hudbay Minerals Inc.	6.125%	4/1/29	61	65
[7]	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	740	759
[7]	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	788	853
[7]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	50	50
[7]	Ingevity Corp.	3.875%	11/1/28	70	68
[7]	Kraton Polymers LLC / Kraton Polymers Capital Corp.	4.250%	12/15/25	70	70
	LYB International Finance BV	4.000%	7/15/23	1,205	1,295
	LYB International Finance III LLC	2.875%	5/1/25	600	634
	LYB International Finance III LLC	1.250%	10/1/25	540	532
	LyondellBasell Industries NV	5.750%	4/15/24	1,255	1,416
	Mosaic Co.	4.250%	11/15/23	635	685
	Newmont Corp.	3.625%	6/9/21	30	30
	Newmont Corp.	3.500%	3/15/22	2	2
	Newmont Corp.	3.700%	3/15/23	1,098	1,145
	Nucor Corp.	2.000%	6/1/25	460	472
	Nutrien Ltd.	3.150%	10/1/22	514	531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nutrien Ltd.	1.900%	5/13/23	941	965
	Nutrien Ltd.	3.500%	6/1/23	276	291
	Nutrien Ltd.	3.625%	3/15/24	151	162
	Nutrien Ltd.	3.375%	3/15/25	205	220
[7]	Nutrition & Biosciences Inc.	0.697%	9/15/22	570	571
[7]	OCI NV	5.250%	11/1/24	50	52
[7]	OCI NV	4.625%	10/15/25	60	62
	Packaging Corp. of America	3.650%	9/15/24	11	12
	PPG Industries Inc.	1.200%	3/15/26	955	938
[7]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	4.000%	10/15/27	235	230
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	155	170
	Sherwin-Williams Co.	4.200%	1/15/22	47	48
	Sherwin-Williams Co.	3.125%	6/1/24	2	2
	Steel Dynamics Inc.	2.800%	12/15/24	445	469
	Steel Dynamics Inc.	2.400%	6/15/25	530	553
[7]	Trivium Packaging Finance BV	5.500%	8/15/26	10	11
[7]	Trivium Packaging Finance BV	8.500%	8/15/27	110	119
	WestRock RKT LLC	4.000%	3/1/23	1,010	1,064
[7]	WR Grace & Co-Conn	4.875%	6/15/27	60	62
	WRKCo Inc.	3.000%	9/15/24	1,235	1,315
	WRKCo Inc.	3.750%	3/15/25	270	293
					46,917
Real Estate (2.7%)
[10]	Ale Direct Property Trust	4.000%	8/20/22	370	288
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	1,120	1,212
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	340	371
	American Tower Corp.	3.000%	6/15/23	1,824	1,919
	American Tower Corp.	0.600%	1/15/24	1,630	1,623
	American Tower Corp.	3.375%	5/15/24	930	996
	American Tower Corp.	2.950%	1/15/25	306	324
	American Tower Corp.	2.400%	3/15/25	1,718	1,790
	American Tower Corp.	4.000%	6/1/25	460	504
	American Tower Corp.	1.600%	4/15/26	1,160	1,163
[8]	Aroundtown SA	0.375%	9/23/22	1,800	2,123
	AvalonBay Communities Inc.	2.850%	3/15/23	400	415
	Boston Properties LP	3.125%	9/1/23	1,300	1,368
	Boston Properties LP	3.200%	1/15/25	380	406
	Brandywine Operating Partnership LP	3.950%	2/15/23	360	376
	Brandywine Operating Partnership LP	4.100%	10/1/24	185	199
	Brixmor Operating Partnership LP	3.650%	6/15/24	915	986
	Brixmor Operating Partnership LP	3.850%	2/1/25	506	547
	Camden Property Trust	2.950%	12/15/22	1,150	1,192
	Camden Property Trust	4.875%	6/15/23	410	443
	Camden Property Trust	4.250%	1/15/24	1,518	1,657
	Camden Property Trust	3.500%	9/15/24	180	195
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	762	811
	Corporate Office Properties LP	5.000%	7/1/25	80	91
	Corporate Office Properties LP	2.250%	3/15/26	1,055	1,073
	Crown Castle International Corp.	3.150%	7/15/23	1,202	1,268
	Crown Castle International Corp.	3.200%	9/1/24	1,930	2,065
	Crown Castle International Corp.	1.350%	7/15/25	860	858
	Crown Castle International Corp.	3.700%	6/15/26	340	371
	Crown Castle International Corp.	1.050%	7/15/26	1,485	1,434
	CubeSmart LP	4.375%	12/15/23	280	304

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CubeSmart LP	4.000%	11/15/25	240	264
	Digital Realty Trust LP	4.750%	10/1/25	380	431
	Duke Realty LP	3.750%	12/1/24	50	55
	Duke Realty LP	3.250%	6/30/26	430	465
	ERP Operating LP	3.000%	4/15/23	1,430	1,493
	Essex Portfolio LP	3.375%	1/15/23	140	146
	Federal Realty Investment Trust	2.750%	6/1/23	500	519
	Federal Realty Investment Trust	3.950%	1/15/24	664	716
	Healthpeak Properties Inc.	3.400%	2/1/25	380	408
	Highwoods Realty LP	3.200%	6/15/21	277	277
	Highwoods Realty LP	3.625%	1/15/23	170	176
	Kilroy Realty LP	3.450%	12/15/24	169	181
	Kimco Realty Corp.	3.125%	6/1/23	657	688
	Kimco Realty Corp.	2.700%	3/1/24	885	927
	Kimco Realty Corp.	3.300%	2/1/25	1,230	1,313
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	386	412
[7]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	161	169
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	33	34
	Mid-America Apartments LP	4.300%	10/15/23	135	146
	Mid-America Apartments LP	3.750%	6/15/24	160	173
	National Retail Properties Inc.	3.900%	6/15/24	805	872
	National Retail Properties Inc.	4.000%	11/15/25	310	340
	Omega Healthcare Investors Inc.	4.375%	8/1/23	75	81
	Omega Healthcare Investors Inc.	4.950%	4/1/24	527	574
	Omega Healthcare Investors Inc.	4.500%	1/15/25	351	380
	Omega Healthcare Investors Inc.	5.250%	1/15/26	300	340
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	1,326	1,355
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	219
[7]	Realogy Group LLC / Realogy Co-issuer Corp.	7.625%	6/15/25	35	38
	Realty Income Corp.	3.875%	7/15/24	205	223
	Realty Income Corp.	3.875%	4/15/25	745	817
	Realty Income Corp.	0.750%	3/15/26	330	318
	Regency Centers LP	3.750%	6/15/24	40	43
	Sabra Health Care LP	4.800%	6/1/24	1,620	1,766
[7]	Sba Communications Corp.	3.125%	2/1/29	185	178
	Simon Property Group LP	2.350%	1/30/22	295	298
	Simon Property Group LP	2.625%	6/15/22	130	133
	Simon Property Group LP	2.750%	2/1/23	200	207
	Simon Property Group LP	2.750%	6/1/23	490	510
	Simon Property Group LP	3.750%	2/1/24	1,060	1,141
	Simon Property Group LP	2.000%	9/13/24	2,446	2,526
	Simon Property Group LP	3.375%	10/1/24	460	494
	Simon Property Group LP	3.500%	9/1/25	905	980
[7]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	240	258
	Ventas Realty LP	3.125%	6/15/23	431	451
	Ventas Realty LP	3.500%	4/15/24	55	59
	Ventas Realty LP	3.750%	5/1/24	95	103
	Ventas Realty LP	2.650%	1/15/25	390	408
	Ventas Realty LP	3.500%	2/1/25	180	194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VEREIT Operating Partnership LP	4.600%	2/6/24	690	756
	VEREIT Operating Partnership LP	4.625%	11/1/25	1,365	1,527
	VEREIT Operating Partnership LP	4.875%	6/1/26	160	183
[7]	Wea Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	210	222
	Weingarten Realty Investors	3.500%	4/15/23	300	314
	Weingarten Realty Investors	4.450%	1/15/24	270	292
	Welltower Inc.	3.750%	3/15/23	729	769
	Welltower Inc.	3.950%	9/1/23	1,095	1,184
	Welltower Inc.	3.625%	3/15/24	780	839
	Welltower Inc.	4.000%	6/1/25	1,580	1,738
					60,495
Technology (3.9%)
	Analog Devices Inc.	2.950%	4/1/25	400	425
	Apple Inc.	3.000%	2/9/24	959	1,023
	Apple Inc.	3.450%	5/6/24	1,305	1,417
	Apple Inc.	2.850%	5/11/24	2,841	3,026
	Apple Inc.	2.750%	1/13/25	1,300	1,385
	Apple Inc.	0.700%	2/8/26	3,745	3,667
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	416	446
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	250	266
	Broadcom Inc.	3.625%	10/15/24	2,886	3,137
	Broadcom Inc.	4.700%	4/15/25	1,800	2,027
	Broadcom Inc.	3.150%	11/15/25	1,260	1,346
	Broadcom Inc.	4.250%	4/15/26	1,660	1,840
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	100	104
	Citrix Systems Inc.	1.250%	3/1/26	595	585
[7]	CommScope Inc.	5.500%	3/1/24	98	101
[7]	CommScope Inc.	6.000%	3/1/26	75	79
[7]	CommScope Inc.	8.250%	3/1/27	20	21
[7]	CommScope Inc.	7.125%	7/1/28	58	62
[7]	CommScope Technologies Finance LLC	6.000%	6/15/25	90	92
[7]	Dell International LLC / EMC Corp.	5.450%	6/15/23	1,285	1,404
[7]	Dell International LLC / EMC Corp.	4.000%	7/15/24	845	917
[7]	Dell International LLC / EMC Corp.	5.850%	7/15/25	2,060	2,401
[7]	Dell International LLC / EMC Corp.	6.020%	6/15/26	2,040	2,407
[7]	Dell International LLC / EMC Corp.	4.900%	10/1/26	290	328
	Equifax Inc.	2.600%	12/1/24	2,401	2,530
[8]	Fidelity National Information Services Inc.	0.125%	12/3/22	1,000	1,178
[8]	Fidelity National Information Services Inc.	0.750%	5/21/23	580	692
	Fidelity National Information Services Inc.	0.600%	3/1/24	940	935
	Fiserv Inc.	3.800%	10/1/23	585	628
	Fiserv Inc.	2.750%	7/1/24	5,290	5,585
	Global Payments Inc.	1.200%	3/1/26	500	490
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,150	1,210
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	650	740
	HP Inc.	2.200%	6/17/25	2,670	2,756
	Intel Corp.	3.700%	7/29/25	300	331
[8]	International Business Machines Corp.	0.375%	1/31/23	600	712
	International Business Machines Corp.	3.625%	2/12/24	1,800	1,954

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Business Machines Corp.	3.000%	5/15/24	2,345	2,511
	International Business Machines Corp.	3.300%	5/15/26	330	359
	Intuit Inc.	0.650%	7/15/23	90	90
	Juniper Networks Inc.	1.200%	12/10/25	1,490	1,467
	Marvell Technology Group Ltd.	4.200%	6/22/23	750	803
	Micron Technology Inc.	2.497%	4/24/23	260	270
	Micron Technology Inc.	4.640%	2/6/24	770	846
	Microsoft Corp.	3.125%	11/3/25	287	313
[7]	NCR Corp.	8.125%	4/15/25	60	65
[7]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	50	52
[7]	NXP BV / NXP Funding LLC	3.875%	9/1/22	3,457	3,608
[7]	NXP BV / NXP Funding LLC	4.625%	6/1/23	700	758
[7]	NXP BV / NXP Funding LLC	4.875%	3/1/24	2,360	2,617
	Oracle Corp.	2.625%	2/15/23	1,574	1,631
	Oracle Corp.	3.625%	7/15/23	150	160
	Oracle Corp.	2.400%	9/15/23	3,577	3,721
	Oracle Corp.	3.400%	7/8/24	745	800
	Oracle Corp.	2.950%	11/15/24	800	852
	Oracle Corp.	2.500%	4/1/25	2,190	2,294
	Oracle Corp.	1.650%	3/25/26	4,110	4,138
	PayPal Holdings Inc.	2.200%	9/26/22	3,552	3,645
[7]	Sabre GLBL Inc.	9.250%	4/15/25	45	54
[7]	Sabre GLBL Inc.	7.375%	9/1/25	103	112
[7]	Seagate HDD Cayman	3.125%	7/15/29	125	120
[7]	SS&C Technologies Inc.	5.500%	9/30/27	180	191
	Verisk Analytics Inc.	5.800%	5/1/21	315	316
	Verisk Analytics Inc.	4.125%	9/12/22	1,200	1,259
	Verisk Analytics Inc.	4.000%	6/15/25	10	11
	Visa Inc.	3.150%	12/14/25	1,200	1,307
	VMware Inc.	2.950%	8/21/22	1,853	1,911
	VMware Inc.	4.500%	5/15/25	1,700	1,891
	Western Digital Corp.	4.750%	2/15/26	320	351
					86,770
Utilities (4.1%)
	AEP Texas Inc.	2.400%	10/1/22	700	719
	Ameren Corp.	2.500%	9/15/24	1,060	1,114
	Ameren Illinois Co.	3.250%	3/1/25	340	363
	American Electric Power Co. Inc.	1.000%	11/1/25	325	317
	Atmos Energy Corp.	0.625%	3/9/23	1,190	1,190
[6,10,14]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	0.410%	7/1/24	500	372
	Baltimore Gas and Electric Co.	2.800%	8/15/22	70	72
	Baltimore Gas and Electric Co.	3.350%	7/1/23	110	116
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	2,215	2,381
[8]	Cadent Finance plc	0.625%	9/22/24	430	516
[7]	Calpine Corp.	4.500%	2/15/28	220	222
	CenterPoint Energy Inc.	2.500%	9/1/22	1,120	1,151
	CenterPoint Energy Inc.	3.850%	2/1/24	33	36
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	960	958
	Clearway Energy Operating LLC	5.000%	9/15/26	215	221
	Comision Federal de Electricidad	4.875%	5/26/21	400	401
	Commonwealth Edison Co.	3.100%	11/1/24	170	182
	Consolidated Edison Inc.	0.650%	12/1/23	1,340	1,339
	Dominion Energy Inc.	2.750%	9/15/22	1,245	1,278
[7]	Dominion Energy Inc.	2.450%	1/15/23	100	103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy Inc.	3.300%	3/15/25	1,540	1,648
	Dominion Energy Inc.	1.450%	4/15/26	1,450	1,444
[6]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	0.714%	9/15/23	1,100	1,101
	DTE Electric Co.	2.650%	6/15/22	30	31
	DTE Electric Co.	3.375%	3/1/25	10	11
	DTE Energy Co.	2.600%	6/15/22	1,170	1,199
	DTE Energy Co.	3.300%	6/15/22	1,000	1,028
	DTE Energy Co.	2.250%	11/1/22	2,495	2,557
	DTE Energy Co.	3.700%	8/1/23	1,995	2,124
	DTE Energy Co.	3.850%	12/1/23	330	354
	DTE Energy Co.	1.050%	6/1/25	660	651
	Duke Energy Corp.	3.227%	3/11/22	8,375	8,602
	Duke Energy Corp.	3.750%	4/15/24	700	752
	Duke Energy Corp.	0.900%	9/15/25	1,435	1,401
	Duke Energy Ohio Inc.	3.800%	9/1/23	380	406
	Duke Energy Progress LLC	3.250%	8/15/25	300	323
[9]	E.ON International Finance BV	5.500%	7/6/22	800	1,170
[9]	E.ON International Finance BV	5.625%	12/6/23	100	155
[8]	E.ON SE	0.000%	10/24/22	410	483
[7]	East Ohio Gas Co.	1.300%	6/15/25	210	209
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	300	320
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	170	179
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	665	725
[7]	Electricite de France SA	4.500%	9/21/28	200	228
[7]	Enel Finance International NV	2.875%	5/25/22	200	205
[7]	Engie SA	2.875%	10/10/22	275	285
	Entergy Arkansas LLC	3.050%	6/1/23	220	231
	Entergy Arkansas LLC	3.700%	6/1/24	320	346
	Entergy Corp.	4.000%	7/15/22	1,260	1,306
	Entergy Corp.	0.900%	9/15/25	1,675	1,629
	Entergy Louisiana LLC	4.800%	5/1/21	335	336
	Entergy Louisiana LLC	4.050%	9/1/23	360	387
	Entergy Louisiana LLC	0.620%	11/17/23	1,075	1,076
[6,10]	ETSA Utilities Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.040%	1.077%	12/13/23	200	153
	Evergy Inc.	2.450%	9/15/24	1,500	1,571
	Eversource Energy	0.800%	8/15/25	405	394
	Exelon Corp.	2.450%	4/15/21	215	215
	Exelon Corp.	3.950%	6/15/25	500	546
	Florida Power & Light Co.	2.850%	4/1/25	540	576
	Georgia Power Co.	2.200%	9/15/24	820	854
[8]	IE2 Holdco SAU	2.375%	11/27/23	600	743
	ITC Holdings Corp.	2.700%	11/15/22	750	774
	Korea Midland Power Co. Ltd	2.375%	7/22/22	304	312
	Korea Midland Power Co. Ltd.	2.500%	7/21/21	200	201
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	937	958
	LG&E and KU Energy LLC	4.375%	10/1/21	280	283
	MidAmerican Energy Co.	3.700%	9/15/23	130	139
	MidAmerican Energy Co.	3.500%	10/15/24	1,000	1,086
	National Fuel Gas Co.	5.500%	1/15/26	295	338
[8]	National Grid Electricity Transmission plc	0.190%	1/20/25	393	463
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	300	311
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	25	26
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	1,445	1,481
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	105	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	2,790	2,794
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	1,200	1,278
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	1,240	1,307
[7]	NRG Energy Inc.	2.000%	12/2/25	628	626
	NRG Energy Inc.	7.250%	5/15/26	633	658
	NRG Energy Inc.	6.625%	1/15/27	155	161
	NSTAR Electric Co.	3.500%	9/15/21	310	312
	NSTAR Electric Co.	2.375%	10/15/22	535	548
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	95	98
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	1,425	1,505
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	390	414
	ONE Gas Inc.	0.850%	3/11/23	730	731
	Pacific Gas and Electric Co.	3.500%	6/15/25	335	354
	Pacific Gas and Electric Co.	3.450%	7/1/25	335	354
	PacifiCorp	3.600%	4/1/24	525	566
[7]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	70	71
	PECO Energy Co.	3.150%	10/15/25	115	123
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.500%	11/22/21	912	938
	PG&E Corp.	5.000%	7/1/28	125	132
	Potomac Electric Power Co.	3.600%	3/15/24	340	366
	PPL Capital Funding Inc.	3.500%	12/1/22	225	234
	Progress Energy Inc.	3.150%	4/1/22	520	530
	Public Service Electric and Gas Co.	3.000%	5/15/25	275	293
	Public Service Enterprise Group Inc.	2.650%	11/15/22	45	46
	Public Service Enterprise Group Inc.	2.875%	6/15/24	2,040	2,161
	Public Service Enterprise Group Inc.	0.800%	8/15/25	1,685	1,635
	Puget Energy Inc.	5.625%	7/15/22	1,175	1,236
	Sempra Energy	2.900%	2/1/23	415	431
	Southern California Edison Co.	0.700%	4/3/23	870	870
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	155	161
	Southern Power Co.	0.900%	1/15/26	300	292
	Southwestern Electric Power Co.	3.550%	2/15/22	360	367
	Southwestern Public Service Co.	3.300%	6/15/24	1,340	1,430
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	250	274
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	692	707
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	310	329
	Tampa Electric Co.	5.400%	5/15/21	370	372
[8]	Transmission Finance DAC	1.500%	5/24/23	195	236
[10]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	800	665
[6,10,15]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.280%	0.290%	1/15/22	1,810	1,368
	Virginia Electric and Power Co.	3.450%	9/1/22	715	740
	Virginia Electric and Power Co.	2.750%	3/15/23	145	150
	Virginia Electric and Power Co.	3.450%	2/15/24	525	564
	Virginia Electric and Power Co.	3.100%	5/15/25	300	318
[7]	Vistra Operations Co. LLC	5.500%	9/1/26	680	702
[7]	Vistra Operations Co. LLC	5.625%	2/15/27	485	503
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	125	128
	WEC Energy Group Inc.	0.550%	9/15/23	1,835	1,826
	WEC Energy Group Inc.	0.800%	3/15/24	1,450	1,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xcel Energy Inc.	0.500%	10/15/23	700	699
					91,535
Total Corporate Bonds (Cost $1,651,988)					1,678,823
Sovereign Bonds (3.7%)
[7]	Arab Petroleum Investments Corp.	4.125%	9/18/23	442	477
[7]	Banque Ouest Africaine de Developpement	5.500%	5/6/21	200	201
[7]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	430	473
[7]	CDP Financial Inc.	3.150%	7/24/24	670	721
	Corp. Andina de Fomento	4.375%	6/15/22	678	707
	Corp. Andina de Fomento	2.375%	5/12/23	950	982
	Corp. Andina de Fomento	1.625%	9/23/25	1,665	1,665
[7]	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	154
[7]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	250	246
	Dominican Republic	6.600%	1/28/24	185	208
	Dominican Republic	5.500%	1/27/25	135	148
[7]	Dominican Republic	4.875%	9/23/32	250	253
	Emirate of Abu Dhabi	0.750%	9/2/23	200	201
	Emirate of Abu Dhabi	2.125%	9/30/24	815	851
[7]	Emirate of Abu Dhabi	2.125%	9/30/24	4,825	5,039
[7]	Emirate of Abu Dhabi	2.500%	4/16/25	1,124	1,184
	Emirate of Abu Dhabi	2.500%	4/16/25	268	283
	Federative Republic of Brazil	2.875%	6/6/25	440	445
	Federative Republic of Brazil	3.875%	6/12/30	563	545
	Fondo MIVIVIENDA SA	3.500%	1/31/23	1,105	1,150
[7]	Government of Bermuda	4.138%	1/3/23	200	211
	Kingdom of Morocco	4.250%	12/11/22	1,009	1,061
[7,8]	Kingdom of Morocco	1.375%	3/30/26	1,500	1,767
[8]	Kingdom of Morocco	1.375%	3/30/26	200	236
	Kingdom of Saudi Arabia	2.375%	10/26/21	2,260	2,284
	Kingdom of Saudi Arabia	4.000%	4/17/25	532	586
	Kingdom of Saudi Arabia	2.900%	10/22/25	665	706
	Korea Development Bank	3.250%	2/19/24	295	318
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	200	207
[7]	Korea National Oil Corp.	2.875%	3/27/22	400	409
	Korea National Oil Corp.	0.875%	10/5/25	600	588
	KSA Sukuk Ltd.	2.894%	4/20/22	2,109	2,164
	KSA Sukuk Ltd.	3.628%	4/20/27	1,122	1,230
	Kuwait	2.750%	3/20/22	2,278	2,329
[8,16]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	541	661
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	661	678
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	200	208
	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	200	217
	Province of Nova Scotia	8.250%	7/30/22	315	346
	Republic of Azerbaijan	4.750%	3/18/24	600	651
[8]	Republic of Chile	1.625%	1/30/25	663	825
	Republic of Colombia	2.625%	3/15/23	1,400	1,438
	Republic of Colombia	4.000%	2/26/24	5,850	6,223
	Republic of Colombia	4.500%	1/28/26	625	686
	Republic of Croatia	5.500%	4/4/23	1,000	1,096
	Republic of Guatemala	5.750%	6/6/22	300	316
	Republic of Hungary	5.375%	2/21/23	2,636	2,877

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Hungary	5.750%	11/22/23	1,741	1,967
[8]	Republic of Hungary	1.125%	4/28/26	1,000	1,232
[7]	Republic of Indonesia	3.700%	1/8/22	400	409
	Republic of Indonesia	3.750%	4/25/22	1,412	1,459
	Republic of Lithuania	6.625%	2/1/22	880	925
	Republic of Panama	4.000%	9/22/24	2,398	2,608
	Republic of Panama	3.750%	3/16/25	1,823	1,978
	Republic of Panama	7.125%	1/29/26	780	963
	Republic of Paraguay	4.625%	1/25/23	1,374	1,451
	Republic of Peru	7.350%	7/21/25	1,305	1,613
	Republic of Peru	2.392%	1/23/26	715	735
[8]	Republic of Philippines	0.000%	2/3/23	1,199	1,399
	Republic of Poland	5.125%	4/21/21	815	816
	Republic of Serbia	7.250%	9/28/21	1,452	1,497
[8]	Republic of Serbia	3.125%	5/15/27	100	130
	Republic of Slovenia	5.500%	10/26/22	280	302
[7]	Republic of Slovenia	5.250%	2/18/24	300	338
	Republic of South Africa	4.850%	9/27/27	400	413
	Republic of Trinidad and Tobago	4.375%	1/16/24	606	636
	Republic of Turkey	6.250%	9/26/22	1,680	1,702
	Republic of Turkey	3.250%	3/23/23	400	383
[4]	Republic of Uruguay	4.500%	8/14/24	190	206
	Republic of Uzbekistan Bond	4.750%	2/20/24	260	275
	Romania	4.375%	8/22/23	370	402
	Romania	4.875%	1/22/24	224	248
[8]	Romania	2.750%	2/26/26	2,885	3,714
[8]	Romania	2.000%	12/8/26	806	1,008
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	1,020	1,088
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	267	272
	State of Israel	3.150%	6/30/23	525	556
	State of Qatar	4.500%	1/20/22	445	460
	State of Qatar	3.375%	3/14/24	200	215
	State of Qatar	3.400%	4/16/25	1,815	1,973
	United Mexican States	3.750%	1/11/28	972	1,038
	United Mexican States	4.500%	4/22/29	670	742
	United Mexican States	3.250%	4/16/30	223	225
Total Sovereign Bonds (Cost $79,775)					81,629
Taxable Municipal Bonds (0.1%)
[17]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	770	985
[6]	New Mexico Educational Assistance Foundation Student Loan Revenue, 1M USD LIBOR + 0.700%	0.815%	1/2/25	119	120
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	190	208
Total Taxable Municipal Bonds (Cost $1,270)					1,313
				Shares
Common Stocks (0.1%)
Exchange-Traded Fund (0.1%)
	Vanguard Short-Term Corporate Bond ETF (Cost $2,608)			32,236	2,660

			Coupon	Maturity Date	Shares	Market Value ($000)
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[18]	Vanguard Market Liquidity Fund (Cost $69,396)		0.081%		693,954	69,395
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	19,049	43
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	19,102	43
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNP	2/3/23	0.603%	19,119	42
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	19,119	45

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-IG-S35-V1, Credit Protection Sold, Receives 1.000% Quarterly	BOANA	4/21/21	0.550%	5,010	15
					188
Total Options Purchased (Cost $353)					188
Total Investments (99.7%) (Cost $2,194,273)					2,228,026
Other Assets and Liabilities—Net (0.3%)					7,414
Net Assets (100%)					2,235,440
Cost is in $000.
1	Securities with a value of $1,261,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $1,452,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	Securities with a value of $587,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the aggregate value was $310,520,000, representing 13.9% of net assets.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Australian dollars.
11	Guaranteed by multiple countries.
12	Face amount denominated in Canadian dollars.
13	Non-income-producing security—security in default.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Guaranteed by the Republic of Hungary.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1M—1-month.
1YR—1-year.
3M—3-month.
6M—6-month.
BOANA—Bank of America, N.A.
CITNA—Citibank NA.
CMT—Constant Maturing Treasury Rate.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year CDX-NA-IG-S35-V1, Credit Protection Sold, Receives 1.000% Quarterly	BOANA	4/21/21	0.500%	10,010	(11)
Total Options Written (Premiums Received $15)					(11)
BOANA—Bank of America, N.A.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2021	331	73,060	(65)
5-Year U.S. Treasury Note	June 2021	626	77,247	(92)
Ultra Long U.S. Treasury Bond	June 2021	2	309	(12)
				(169)

Short Futures Contracts
10-Year U.K. Long Gilt	June 2021	(16)	(2,814)	30
10-Year U.S. Treasury Note	June 2021	(45)	(5,892)	115
10-Year Ultra U.S. Treasury Bond	June 2021	(3)	(431)	16
5-Year Government of Canada Bond	June 2021	(8)	(801)	9
AUD 10-Year Treasury Bond	June 2021	(8)	(839)	8
AUD 3-Year Treasury Bond	June 2021	(31)	(2,756)	—
Euro-Bobl	June 2021	(107)	(16,950)	(8)
Euro-Bund	June 2021	(9)	(1,808)	1
Euro-Schatz	June 2021	(196)	(25,766)	2
Ultra Long U.S. Treasury Bond	June 2021	(5)	(906)	44
				217
				48

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	4/30/21	GBP	589	USD	808	4	—
Toronto-Dominion Bank	4/30/21	USD	21,638	AUD	28,438	34	—
HSBC Bank USA N.A	4/30/21	USD	656	AUD	863	—	—
Bank of America, N.A.	4/30/21	USD	1,309	CAD	1,648	—	(3)
HSBC Bank USA N.A	4/30/21	USD	4	CAD	5	—	—
BNP Paribas	4/30/21	USD	41,567	EUR	35,056	430	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	4/30/21	USD	16,856	EUR	14,244	141	—
Toronto-Dominion Bank	4/30/21	USD	1,463	EUR	1,242	6	—
Toronto-Dominion Bank	4/30/21	USD	810	EUR	691	—	(1)
Bank of America, N.A.	4/30/21	USD	121	EUR	103	1	—
BNP Paribas	4/30/21	USD	14,088	GBP	10,282	—	(87)
Toronto-Dominion Bank	4/30/21	USD	4	JPY	471	—	—
						616	(91)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S35-V1	12/23/25	USD	5	1.000	—	—
CDX-NA-IG-S36-V1	6/23/26	USD	28,624	1.000	675	55
					675	55
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc.	12/23/25	GSI	100	1.000	1	1	—	—
American Express Co./A3	12/23/25	GSI	100	1.000	3	3	—	—
American International Group Inc./Baa1	12/23/25	GSI	100	1.000	2	1	1	—
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	415	1.000	6	2	4	—
Berkshire Hathaway Inc./Aa2	6/21/22	BARC	835	1.000	9	4	5	—
Boeing Co./Baa2	12/23/25	GSI	100	1.000	—	—	—	—
Boeing Co./Baa2	6/21/24	GSI	635	1.000	5	10	—	(5)
Chubb Ina Holdings Inc./A3	12/23/25	GSI	100	1.000	3	4	—	(1)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Comcast Corp./A3	12/23/25	GSI	100	1.000	3	3	—	—
CVS Health Corp./Baa2	12/23/25	GSI	100	1.000	3	2	1	—
Dominion Energy Inc./Baa2	12/23/25	GSI	100	1.000	3	3	—	—
Dow Chemical Co./Baa2	12/23/25	GSI	100	1.000	2	2	—	—
Enbridge Inc./Baa2	12/23/25	GSI	100	1.000	1	2	—	(1)
General Electric Co./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
General Motors Co./Baa3	12/23/25	GSI	100	1.000	—	—	—	—
International Business Machines Corp./A2	12/23/25	GSI	100	1.000	3	3	—	—
Kroger Co./Baa1	12/23/25	GSI	100	1.000	3	2	1	—
Lincoln National Corp./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	100	1.000	3	3	—	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	100	1.000	—	1	—	(1)
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	100	1.000	4	3	1	—
Metlife Inc./A3	12/21/21	BARC	160	1.000	1	—	1	—
MetLife Inc./A3	12/23/25	GSI	100	1.000	2	2	—	—
Mondelez International Inc./Baa1	12/23/25	GSI	100	1.000	3	3	—	—
People’s Republic of China/A1u	6/21/24	GSI	295	1.000	8	4	4	—
People’s Republic of China/A1u	6/21/22	BNPSW	665	1.000	8	1	7	—
Petroleos Mexicanos/Ba2	6/22/21	MSCS	2,735	1.000	(4)	(7)	3	—
Prudential Financial Inc./A3	12/23/25	GSI	100	1.000	2	2	—	—
Republic of Indonesia/Baa2	6/23/26	MSCS	840	1.000	5	5	—	—
Republic of Peru/A3	6/23/26	JPMC	330	1.000	3	3	—	—
Russian Foreign Bond	6/23/26	CITNA	360	1.000	(2)	—	—	(2)
Russian Foreign Bond	6/23/26	GSI	700	1.000	(4)	(1)	—	(3)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Simon Property Group LP/A3	12/23/25	GSI	100	1.000	1	1	—	—
UnitedHealth Group Inc./A3	12/23/25	GSI	100	1.000	3	3	—	—
Verizon Communications Inc./Baa1	12/23/25	GSI	100	1.000	2	2	—	—
Verizon Communications Inc./Baa1	12/21/22	GSI	835	1.000	10	5	5	—
					94	74	33	(13)

Credit Protection Purchased
Bank of China Ltd.	6/21/23	BNPSW	515	(1.000)	(10)	(4)	—	(6)
Bank of China Ltd.	6/21/22	BNPSW	665	(1.000)	(7)	—	—	(7)
Bank of China Ltd.	12/21/21	BNPSW	300	(1.000)	(2)	—	—	(2)
Boeing Co.	12/21/24	JPMC	310	(1.000)	(2)	16	—	(18)
Commerzbank AG	6/22/21	BOANA	590	(1.000)	(1)	—	—	(1)
CVS Health Corp.	12/21/21	BARC	465	(1.000)	(3)	(2)	—	(1)
CVS Health Corp.	12/21/21	BARC	160	(1.000)	(1)	(1)	—	—
CVS Health Corp.	12/21/21	JPMC	700	(1.000)	(6)	(4)	—	(2)
Deutsche Bank AG	12/21/22	JPMC	500	(1.000)	(6)	(1)	—	(5)
Lincoln National Corp.	12/21/21	BARC	160	(1.000)	(1)	—	—	(1)
Lincoln National Corp.	6/22/21	BARC	80	(1.000)	—	—	—	—
Lincoln National Corp.	6/22/21	BARC	80	(1.000)	—	—	—	—
McDonald’s Corp.	6/21/22	GSI	675	(1.000)	(8)	(5)	—	(3)
Raytheon Co.	12/21/21	GSI	585	(1.000)	(4)	(3)	—	(1)
Raytheon Co.	12/21/21	GSI	580	(1.000)	(4)	(3)	—	(1)
Republic of Colombia	6/23/26	GSI	475	1.000	8	7	1	—
Republic of Colombia	6/23/26	MSCS	330	1.000	5	5	—	—
Republic of South Africa	6/23/26	GSI	210	1.000	14	13	1	—
Republic of Turkey	6/23/26	MSCS	185	1.000	31	19	12	—
Republic of Turkey	12/21/23	BOANA	400	(1.000)	37	19	18	—
Republic of Turkey	12/21/23	BOANA	200	(1.000)	18	10	8	—
Republic of Turkey	12/21/23	BOANA	200	(1.000)	18	10	8	—
Republic of Turkey	12/21/23	BOANA	200	(1.000)	18	8	10	—
Republic of Turkey	12/21/23	BOANA	200	1.000	18	6	12	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Societe Generale SA	12/21/21	JPMC	235	(1.000)	(1)	—	—	(1)
Standard Chartered plc	12/21/21	JPMC	395	(1.000)	(3)	—	—	(3)
State of Qatar	6/21/22	CITNA	50	(1.000)	(1)	—	—	(1)
United Mexican States	6/23/26	MSCS	166	1.000	1	1	—	—
					108	91	70	(53)
					202	165	103	(66)
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At March 31, 2021, the counterparties had deposited in a segregated account securities with a value of $476,000 and cash of $570,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date[1]	Notional Amount ($000)	Interest Rate Received (%)[2]	Interest Rate (Paid) (%)[3]	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/16/23	6/16/21	6,743	0.000	(0.000)	22	2
6/17/24	6/16/21	4,501	0.000	(0.000)	52	8
6/16/25	6/16/21	3,414	0.000	(0.250)	55	15
6/16/26	6/16/21	1,789	0.000	(0.250)	58	13
6/16/28	6/16/21	3,496	0.000	(0.500)	182	47
					369	85
1	Forward interest rate swap. In a forward interest rate swap, the portfolio and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Floating interest payment received/paid annually.
3	Interest payment received/paid annually.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
F. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodlcally based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The portfolio enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.
At March 31, 2021, counterparties had deposited in segregated accounts cash with a value of $900,000 in connection with TBA transactions.
H.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	186,137	—	186,137
Asset-Backed/Commercial Mortgage-Backed Securities	—	207,881	—	207,881
Corporate Bonds	—	1,678,823	—	1,678,823
Sovereign Bonds	—	81,629	—	81,629
Taxable Municipal Bonds	—	1,313	—	1,313
Common Stocks	2,660	—	—	2,660
Temporary Cash Investments	69,395	—	—	69,395
Options Purchased	—	188	—	188
Total	72,055	2,155,971	—	2,228,026
Derivative Financial Instruments
Assets
Futures Contracts[1]	225	—	—	225
Forward Currency Contracts	—	616	—	616
Swap Contracts	140	103	—	243
Total	365	719	—	1,084
Liabilities
Options Written	—	11	—	11
Futures Contracts[1]	177	—	—	177
Forward Currency Contracts	—	91	—	91
Swap Contracts	—	66	—	66
Total	177	168	—	345
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
I.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Dec. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	121,885	NA1	NA1	—	—	19	—	69,395
Vanguard Short-Term Corporate Bond ETF	2,683	—	—	—	(23)	4	—	2,660
Total	124,568			—	(23)	23	—	72,055
1	Not applicable—purchases and sales are for temporary cash investment purposes.